Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)1
Australia (5.0%)
Commonwealth Bank of Australia	3,160,921	177,397
BHP Group Ltd.	5,281,655	145,408
CSL Ltd.	807,682	126,033
Westpac Banking Corp.	6,154,415	120,750
National Australia Bank Ltd.	5,003,610	97,450
Australia & New Zealand Banking Group Ltd.	5,066,485	96,288
Woolworths Group Ltd.	2,248,236	54,813
Wesfarmers Ltd.	2,025,765	54,250
Transurban Group	4,770,997	50,566
Macquarie Group Ltd.	551,436	48,261
Rio Tinto Ltd.	665,091	44,513
Woodside Petroleum Ltd.	1,662,569	39,205
Newcrest Mining Ltd.	1,372,717	33,131
Goodman Group	3,163,998	31,999
Amcor plc	2,905,238	30,741
Brambles Ltd.	2,848,049	25,476
Scentre Group	9,135,905	24,888
Insurance Australia Group Ltd.	4,158,233	24,491
Aristocrat Leisure Ltd.	1,146,049	23,848
Suncorp Group Ltd.	2,331,802	21,492
ASX Ltd.	343,802	20,797
QBE Insurance Group Ltd.	2,384,206	20,319
Telstra Corp. Ltd.	7,392,068	20,042
* Coles Group Ltd.	2,028,790	19,698
South32 Ltd.	9,122,728	19,411
Dexus	1,937,491	17,329
AGL Energy Ltd.	1,183,939	16,967
Origin Energy Ltd.	3,115,411	16,858
Fortescue Metals Group Ltd.	2,865,734	16,135
APA Group	2,115,071	15,931
Sonic Healthcare Ltd.	823,253	15,756
Santos Ltd.	3,137,608	15,460
Treasury Wine Estates Ltd.	1,280,826	15,401
Mirvac Group	6,990,723	15,361
Cochlear Ltd.	99,902	15,010
GPT Group	3,448,050	14,636
Stockland	4,287,761	13,385
Aurizon Holdings Ltd.	3,321,520	13,039
Medibank Pvt Ltd.	4,960,263	12,228
Ramsay Health Care Ltd.	230,348	11,445
Sydney Airport	1,979,653	11,300
Oil Search Ltd.	2,331,681	11,291
James Hardie Industries plc	786,946	10,644
Tabcorp Holdings Ltd.	3,374,834	10,353
Vicinity Centres	5,701,628	10,156
Orica Ltd.	680,304	10,135
Magellan Financial Group Ltd.	241,064	10,124
Lendlease Group	1,010,972	10,021
Northern Star Resources Ltd.	1,096,995	9,653

	Computershare Ltd.	859,197	9,256
	SEEK Ltd.	625,957	8,912
	BlueScope Steel Ltd.	953,270	8,414
	Caltex Australia Ltd.	454,593	8,361
	Boral Ltd.	2,097,606	7,351
*	Xero Ltd.	164,831	7,256
	Alumina Ltd.	4,536,651	7,192
	Incitec Pivot Ltd.	2,949,830	7,004
	Atlas Arteria Ltd.	1,239,697	6,910
	Coca-Cola Amatil Ltd.	931,634	6,743
	Bendigo & Adelaide Bank Ltd.	852,454	6,673
	Evolution Mining Ltd.	1,939,345	6,582
	AMP Ltd.	5,223,077	6,353
	WorleyParsons Ltd.	570,409	6,250
	REA Group Ltd.	91,079	6,109
	Crown Resorts Ltd.	660,359	5,339
	Orora Ltd.	2,257,809	5,217
	Downer EDI Ltd.	1,045,731	5,138
	Iluka Resources Ltd.	771,346	5,033
	Challenger Ltd.	1,013,350	4,882
	Bank of Queensland Ltd.	739,634	4,711
	Ansell Ltd.	244,394	4,649
	DuluxGroup Ltd.	701,906	4,476
	ALS Ltd.	896,721	4,396
	CIMIC Group Ltd.	176,000	4,393
	Qantas Airways Ltd.	1,120,595	4,363
	Star Entertainment Grp Ltd.	1,543,599	4,357
	AusNet Services	3,359,957	4,071
	Qube Holdings Ltd.	1,875,665	4,038
	OZ Minerals Ltd.	576,956	4,002
	Flight Centre Travel Group Ltd.	103,890	3,267
	TPG Telecom Ltd.	662,464	3,153
	Whitehaven Coal Ltd.	1,226,980	3,075
^	Metcash Ltd.	1,577,244	3,031
	WiseTech Global Ltd.	139,882	3,008
^	Harvey Norman Holdings Ltd.	997,151	2,986
^	Domino's Pizza Enterprises Ltd.	111,198	2,927
	Seven Group Holdings Ltd.	227,696	2,792
	Shopping Centres Australasia Property Group	1,647,579	2,747
	CSR Ltd.	903,023	2,469
	IOOF Holdings Ltd.	618,914	2,459
*	Vocus Group Ltd.	1,082,877	2,383
	Washington H Soul Pattinson & Co. Ltd.	147,025	2,276
	Perpetual Ltd.	83,541	2,248
	Sims Metal Management Ltd.	288,184	2,133
	Adelaide Brighton Ltd.	811,033	1,956
*	Nufarm Ltd.	560,029	1,860
^	Platinum Asset Management Ltd.	462,487	1,517
	Domain Holdings Australia Ltd.	408,442	840
*,^	OneMarket Ltd.	165,360	77
*	Seven West Media Ltd.	9,524	3
			1,915,523
Austria (0.1%)
	Erste Group Bank AG	511,845	18,371
	OMV AG	248,849	12,452
	Verbund AG	118,689	6,624
	Raiffeisen Bank International AG	229,377	5,379

voestalpine AG	200,924	5,304
ANDRITZ AG	124,680	4,441
Vienna Insurance Group AG Wiener Versicherung Gruppe	69,813	1,789
Telekom Austria AG Class A	235,159	1,737
		56,097
Belgium (0.7%)
Anheuser-Busch InBev SA	1,378,692	138,609
KBC Group NV	487,313	31,333
Ageas	334,446	17,955
UCB SA	216,609	16,891
Solvay SA Class A	123,281	12,623
Groupe Bruxelles Lambert SA	128,640	12,128
Umicore SA	367,603	11,507
Proximus SADP	247,231	7,049
Ackermans & van Haaren NV	40,338	5,876
Sofina SA	27,599	5,342
Colruyt SA	89,522	4,665
Telenet Group Holding NV	83,402	4,096
bpost SA	9,988	93
		268,167
Brazil (2.1%)
Itau Unibanco Holding SA ADR	6,927,682	63,388
Banco Bradesco SA ADR	6,332,131	57,242
Petroleo Brasileiro SA ADR Preference Shares	3,631,108	49,819
Vale SA Class B ADR	3,327,351	43,222
B3 SA - Brasil Bolsa Balcao	3,545,129	39,192
Vale SA	2,857,155	37,291
Itausa - Investimentos Itau SA Preference Shares	7,790,457	25,455
Ambev SA ADR	4,691,786	24,726
Banco do Brasil SA	1,846,186	23,811
Lojas Renner SA	1,404,921	17,472
Petroleo Brasileiro SA	2,239,042	16,891
Ambev SA	3,190,340	16,828
Petroleo Brasileiro SA ADR	1,056,576	15,901
Banco Bradesco SA	1,836,676	14,972
Itau Unibanco Holding SA Preference Shares	1,368,782	12,489
IRB Brasil Resseguros S/A	494,952	12,321
JBS SA	1,731,674	11,298
Localiza Rent a Car SA	957,816	11,043
* Rumo SA	1,922,242	11,041
BB Seguridade Participacoes SA	1,206,228	10,256
Magazine Luiza SA	133,900	9,253
Banco Bradesco SA Preference Shares	1,002,550	9,063
Raia Drogasil SA	403,170	8,769
Kroton Educacional SA	2,644,892	8,705
Petrobras Distribuidora SA	1,223,533	8,528
Cia de Saneamento Basico do Estado de Sao Paulo	605,717	8,475
Suzano SA	1,036,700	8,331
* BRF SA	943,962	8,264
WEG SA	1,295,841	8,088
Ultrapar Participacoes SA	1,507,274	7,856
Banco Santander Brasil SA	699,600	7,855
CCR SA	1,964,579	7,696
Notre Dame Intermedica Participacoes SA	666,541	7,632
Equatorial Energia SA	303,326	7,511
Petroleo Brasileiro SA Preference Shares	1,039,239	7,102

Banco BTG Pactual SA	423,705	6,635
Lojas Americanas SA Preference Shares	1,370,400	6,517
Telefonica Brasil SA Preference Shares	451,035	6,181
BR Malls Participacoes SA	1,383,170	5,440
Centrais Eletricas Brasileiras SA	519,199	5,359
Klabin SA	1,274,084	5,355
Hypera SA	673,633	5,327
Natura Cosmeticos SA	330,431	5,296
Embraer SA ADR	257,321	5,198
* Azul SA Prior Preference Shares.	347,326	4,713
Centrais Eletricas Brasileiras SA Preference Shares	452,976	4,700
Sul America SA	400,512	4,410
Energisa SA	317,324	4,108
YDUQS Part	447,100	4,018
TIM Participacoes SA	1,212,530	3,883
Cosan SA	286,734	3,823
Cielo SA	1,982,276	3,761
Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	148,030	3,629
Engie Brasil Energia SA	286,510	3,624
Atacadao SA	589,612	3,617
Telefonica Brasil SA ADR	259,837	3,544
^ Gerdau SA ADR	958,446	3,412
Gerdau SA Preference Shares	924,486	3,331
Cia Energetica de Minas Gerais Preference Shares	893,265	3,310
Multiplan Empreendimentos Imobiliarios SA	441,017	3,281
Bradespar SA Preference Shares	380,200	3,150
Cia Brasileira de Distribuicao ADR	127,955	3,117
Itau Unibanco Holding SA	389,931	3,055
* B2W Cia Digital	300,400	2,986
2 Hapvida Participacoes e Investimentos SA	268,015	2,936
^ Cia Energetica de Minas Gerais ADR	733,720	2,685
Transmissora Alianca de Energia Eletrica SA	363,844	2,652
Cia Siderurgica Nacional SA ADR	615,490	2,628
EDP - Energias do Brasil SA	507,745	2,566
CVC Brasil Operadora e Agencia de Viagens SA	178,400	2,378
Cia Siderurgica Nacional SA	512,600	2,220
Cia de Transmissao de Energia Eletrica Paulista Preference Shares	347,296	2,202
Porto Seguro SA	160,612	2,193
Fleury SA	350,400	2,142
Banco do Estado do Rio Grande do Sul SA Preference Shares	341,200	2,102
Odontoprev SA	441,600	2,025
* Braskem SA Preference Shares	202,500	1,806
Cia Paranaense de Energia ADR	136,574	1,763
Alpargatas SA Preference Shares	309,500	1,683
Usinas Siderurgicas de Minas Gerais SA Preference Shares	647,500	1,485
M Dias Branco SA	143,886	1,475
Sao Martinho SA	268,200	1,420
Lojas Americanas SA	356,505	1,307
* Via Varejo SA	641,700	1,298
Embraer SA	254,700	1,289
* Braskem SA ADR	71,344	1,265
Grendene SA	407,600	812
Cia Energetica de Minas Gerais	175,319	782
Cia Paranaense de Energia	54,500	689
Guararapes Confeccoes SA	104,000	531
* BRF SA ADR	50,677	440
Cia Paranaense de Energia Preference Shares	29,900	385

TIM Participacoes SA ADR	19,321	308
Sinotrans Ltd. Class A	158,300	103
Qualicorp Consultoria e Corretora de Seguros SA	15,500	90
Smiles Fidelidade SA	3,130	32
Itausa - Investimentos Itau SA	2,900	10
AES Tiete Energia SA Preference Shares	3	—
		810,268
Canada (6.1%)
Royal Bank of Canada	2,590,320	204,549
Toronto-Dominion Bank	3,304,455	193,165
Canadian National Railway Co. (Toronto Shares)	1,296,828	122,746
Bank of Nova Scotia	2,214,268	118,213
Enbridge Inc.	3,509,640	117,218
^ Bank of Montreal	1,148,796	85,999
Suncor Energy Inc.	2,819,265	80,895
TC Energy Corp.	1,627,644	79,693
Brookfield Asset Management Inc. Class A (Toronto Shares)	1,507,628	73,874
Manulife Financial Corp.	3,532,650	63,972
Canadian Imperial Bank of Commerce	796,204	62,638
Canadian Pacific Railway Ltd.	252,080	60,186
Nutrien Ltd.	1,048,595	57,491
* Shopify Inc. Class A	176,460	56,076
^ Canadian Natural Resources Ltd.	2,106,042	53,345
Alimentation Couche-Tard Inc. Class B	763,034	46,772
Sun Life Financial Inc.	1,080,700	44,905
Waste Connections Inc.	468,079	42,456
* CGI Inc.	444,903	34,242
^ Constellation Software Inc.	35,552	33,825
Barrick Gold Corp. (Toronto Shares)	2,026,067	32,929
Rogers Communications Inc. Class B	629,800	32,692
Pembina Pipeline Corp.	899,126	32,625
Restaurant Brands International Inc.	421,024	31,007
Fortis Inc.	763,369	30,088
National Bank of Canada	603,965	29,233
Franco-Nevada Corp.	326,851	28,406
Magna International Inc.	548,882	27,681
Thomson Reuters Corp.	371,966	24,982
BCE Inc.	530,255	23,961
Intact Financial Corp.	248,909	23,201
Fairfax Financial Holdings Ltd.	48,470	22,456
Agnico Eagle Mines Ltd.	414,352	21,647
Dollarama Inc.	569,898	21,115
Wheaton Precious Metals Corp.	788,593	20,614
Teck Resources Ltd. Class B	902,928	18,472
Loblaw Cos. Ltd.	332,724	17,264
Cenovus Energy Inc.	1,830,393	17,017
Barrick Gold Corp. (London Shares)	1,025,968	16,882
Metro Inc.	429,309	16,791
Shaw Communications Inc. Class B	788,048	15,447
* Bausch Health Cos. Inc.	613,037	14,729
Power Corp. of Canada	637,190	13,509
TELUS Corp.	350,935	12,614
Encana Corp.	2,662,066	12,163
^ Canadian Tire Corp. Ltd. Class A	108,987	11,900
Imperial Oil Ltd.	432,917	11,855
Saputo Inc.	391,604	11,827
^ Inter Pipeline Ltd.	693,024	11,662

^ RioCan REIT	559,358	11,028
Great-West Lifeco Inc.	475,089	10,432
2 Hydro One Ltd.	576,822	10,188
George Weston Ltd.	125,922	9,959
Power Financial Corp.	424,104	9,283
Canadian Utilities Ltd. Class A	229,549	6,251
^ SNC-Lavalin Group Inc.	316,096	5,001
^ IGM Financial Inc.	160,574	4,436
Husky Energy Inc.	551,612	4,280
Enbridge Inc. (New York Shares)	30,400	1,015
Barrick Gold Corp.	61,406	998
Brookfield Asset Management Inc. Class A	6,899	338
CI Financial Corp.	13,824	214
* BlackBerry Ltd.	26,910	196
Tourmaline Oil Corp.	7,667	101
* Turquoise Hill Resources Ltd.	24,592	14
ARC Resources Ltd.	975	5
Crescent Point Energy Corp.	873	3
		2,310,771
Chile (0.2%)
SACI Falabella	1,302,411	8,047
Empresas COPEC SA	865,410	7,941
Enel Americas SA ADR	954,329	7,873
Banco de Chile	49,233,043	7,063
Banco Santander Chile ADR	222,256	6,443
Latam Airlines Group SA	547,808	5,221
Banco de Credito e Inversiones SA	78,888	4,970
Cencosud SA	2,434,131	4,806
Empresas CMPC SA	2,041,024	4,786
^ Sociedad Quimica y Minera de Chile SA ADR	133,053	3,924
Cia Cervecerias Unidas SA	265,975	3,729
Enel Americas SA	18,649,245	3,077
Parque Arauco SA	1,018,325	2,774
Aguas Andinas SA Class A	4,926,765	2,758
Itau CorpBanca	308,343,287	2,391
* Empresa Nacional de Telecomunicaciones SA	258,324	2,367
Colbun SA	12,385,581	2,326
Enel Chile SA	21,704,937	1,967
Enel Chile SA ADR	380,187	1,749
Banco Santander Chile	22,088,399	1,599
Engie Energia Chile SA	869,081	1,531
Plaza SA	511,407	1,204
Embotelladora Andina SA Preference Shares	341,518	1,201
AES Gener SA	4,708,715	1,180
Sociedad Quimica y Minera de Chile SA Preference Shares Class B	40,117	1,177
SONDA SA	17,870	24
		92,128
China (7.6%)
Tencent Holdings Ltd.	10,226,461	476,481
* Alibaba Group Holding Ltd. ADR	2,159,454	373,823
China Construction Bank Corp.	161,248,544	123,795
Ping An Insurance Group Co. of China Ltd.	8,998,189	106,051
Industrial & Commercial Bank of China Ltd.	140,627,640	94,438
China Mobile Ltd.	9,507,067	80,852
Bank of China Ltd.	137,851,788	55,980
* Baidu Inc. ADR	496,421	55,450

*	Meituan Dianping Class B	6,068,113	49,068
	CNOOC Ltd.	28,482,400	46,961
*	JD.com Inc. ADR	1,427,826	42,706
	China Life Insurance Co. Ltd.	13,350,341	34,006
	China Merchants Bank Co. Ltd.	6,822,820	33,800
	NetEase Inc. ADR	129,482	29,887
	China Petroleum & Chemical Corp.	46,171,284	29,642
*	Ctrip.com International Ltd. ADR	682,666	26,610
*	New Oriental Education & Technology Group Inc. ADR	245,120	25,568
	China Overseas Land & Investment Ltd.	6,873,820	23,433
	Agricultural Bank of China Ltd.	56,269,233	22,776
2	China Tower Corp. Ltd.	83,722,342	21,638
	China Resources Land Ltd.	4,817,214	20,586
	PetroChina Co. Ltd.	37,247,234	19,756
	China Pacific Insurance Group Co. Ltd.	4,613,895	19,680
*,^,2 Xiaomi Corp. Class B		16,209,154	18,511
*	TAL Education Group ADR	570,227	18,361
	Shenzhou International Group Holdings Ltd.	1,297,315	17,894
	Sunac China Holdings Ltd.	3,966,164	17,890
	Country Garden Holdings Co. Ltd.	13,246,756	17,847
	ANTA Sports Products Ltd.	2,131,368	15,911
	PICC Property & Casualty Co. Ltd.	12,080,594	14,344
	China Gas Holdings Ltd.	3,419,315	14,168
	Sino Biopharmaceutical Ltd.	11,507,902	14,037
	ENN Energy Holdings Ltd.	1,353,612	13,924
	CSPC Pharmaceutical Group Ltd.	7,827,115	13,583
	Ping An Insurance Group Co. of China Ltd. Class A	1,064,700	13,495
	Sunny Optical Technology Group Co. Ltd.	1,164,319	13,463
	Geely Automobile Holdings Ltd.	8,782,610	13,395
	China Resources Beer Holdings Co. Ltd.	2,839,860	13,306
	China Shenhua Energy Co. Ltd.	6,301,388	12,449
	Anhui Conch Cement Co. Ltd.	2,135,155	12,329
	CITIC Ltd.	8,939,275	11,836
	ZTO Express Cayman Inc. ADR	588,296	11,560
*,2	Wuxi Biologics Cayman Inc.	1,067,980	11,350
	China Telecom Corp. Ltd.	25,185,541	11,234
	Guangdong Investment Ltd.	5,277,851	11,093
2	Longfor Group Holdings Ltd.	2,974,934	11,002
	China Vanke Co. Ltd.	2,831,098	10,634
	China Unicom Hong Kong Ltd.	10,704,713	10,429
	Bank of Communications Co. Ltd.	14,279,925	10,389
	China Evergrande Group	3,903,377	10,305
	China Conch Venture Holdings Ltd.	2,985,869	10,275
	Hengan International Group Co. Ltd.	1,298,808	9,824
*	58.com Inc. ADR	173,750	9,796
2	Postal Savings Bank of China Co. Ltd.	16,621,000	9,666
	China Minsheng Banking Corp. Ltd.	12,331,733	8,494
*,^	Autohome Inc. ADR	99,887	8,490
	China CITIC Bank Corp. Ltd.	15,318,362	8,487
	New China Life Insurance Co. Ltd.	1,621,538	8,043
*	BeiGene Ltd. ADR	58,454	8,028
	CITIC Securities Co. Ltd.	4,150,490	7,925
	Sinopharm Group Co. Ltd.	2,136,503	7,898
^	BYD Co. Ltd.	1,232,355	7,701
	China Resources Gas Group Ltd.	1,486,547	7,524
	Li Ning Co. Ltd.	2,970,617	7,324
	China Taiping Insurance Holdings Co. Ltd.	2,606,764	7,197

	China Communications Construction Co. Ltd.	8,177,026	6,882
	China Jinmao Holdings Group Ltd.	10,538,005	6,790
2	People's Insurance Co. Group of China Ltd.	15,013,161	6,298
	China National Building Material Co. Ltd.	7,122,272	6,244
	Haitong Securities Co. Ltd.	6,252,193	6,196
*	Alibaba Health Information Technology Ltd.	6,739,236	6,054
	Momo Inc. ADR	177,441	6,028
2	CGN Power Co. Ltd.	20,834,267	6,014
	Huazhu Group Ltd. ADR	183,544	6,013
	Shimao Property Holdings Ltd.	2,162,128	5,971
*	Vipshop Holdings Ltd. ADR	781,867	5,942
	Guangzhou Automobile Group Co. Ltd.	5,755,847	5,852
	China Everbright International Ltd.	6,585,362	5,799
	CRRC Corp. Ltd.	7,319,053	5,761
*,2	Innovent Biologics Inc.	1,762,500	5,659
	Fosun International Ltd.	4,199,635	5,490
	Haier Electronics Group Co. Ltd.	2,299,646	5,405
	Brilliance China Automotive Holdings Ltd.	4,892,396	5,332
	Weichai Power Co. Ltd.	3,406,438	5,249
	Country Garden Services Holdings Co. Ltd.	2,161,293	5,204
	China Railway Group Ltd.	7,342,352	5,141
	China Construction Bank Corp. Class A	4,774,600	5,086
^,2	Huatai Securities Co. Ltd.	3,134,775	5,079
	Beijing Enterprises Water Group Ltd.	9,546,280	5,025
*	Alibaba Pictures Group Ltd.	24,418,648	4,934
	China Resources Power Holdings Co. Ltd.	3,362,409	4,828
*	YY Inc. ADR	74,900	4,808
	Huaneng Power International Inc.	8,203,982	4,774
	Beijing Enterprises Holdings Ltd.	945,481	4,616
	Dongfeng Motor Group Co. Ltd.	4,990,627	4,451
	Zhuzhou CRRC Times Electric Co. Ltd.	927,909	4,435
	Kunlun Energy Co. Ltd.	5,081,523	4,432
	Kweichow Moutai Co. Ltd. Class A	31,600	4,432
*,^	iQIYI Inc. ADR	237,272	4,411
*,^	Pinduoduo Inc. ADR	197,421	4,397
*	SINA Corp.	109,630	4,289
	China Railway Construction Corp. Ltd.	3,709,245	4,286
	Tsingtao Brewery Co. Ltd.	722,108	4,223
	Zijin Mining Group Co. Ltd.	10,489,955	4,198
*	ZTE Corp.	1,387,788	4,145
	Yangzijiang Shipbuilding Holdings Ltd.	3,876,745	3,998
*,2	3SBio Inc.	2,319,075	3,916
	CIFI Holdings Group Co. Ltd.	6,134,000	3,910
^	Great Wall Motor Co. Ltd.	5,744,303	3,891
	China Cinda Asset Management Co. Ltd.	17,702,693	3,862
	China Oilfield Services Ltd.	3,396,300	3,831
	Shandong Weigao Group Medical Polymer Co. Ltd.	3,982,328	3,797
	China Longyuan Power Group Corp. Ltd.	6,120,785	3,743
	China Merchants Port Holdings Co. Ltd.	2,246,031	3,717
*	Genscript Biotech Corp.	1,506,000	3,681
*,^	Weibo Corp. ADR	93,369	3,657
	China Resources Cement Holdings Ltd.	4,001,334	3,657
2	China Galaxy Securities Co. Ltd.	6,841,777	3,652
	TravelSky Technology Ltd.	1,854,703	3,630
	Far East Horizon Ltd.	3,881,070	3,610
2	China International Capital Corp. Ltd.	1,873,526	3,544
	WuXi AppTec Co. Ltd. Class A	373,660	3,510

	Guangzhou R&F Properties Co. Ltd.	1,919,933	3,474
2	China Resources Pharmaceutical Group Ltd.	3,075,000	3,344
	China State Construction International Holdings Ltd.	3,236,567	3,325
	Agile Group Holdings Ltd.	2,577,637	3,313
	China Hongqiao Group Ltd.	4,511,000	3,296
*	51job Inc. ADR	42,500	3,296
	China Communications Services Corp. Ltd.	4,725,612	3,290
*	Kingsoft Corp. Ltd.	1,526,944	3,290
*	GDS Holdings Ltd. ADR	79,600	3,278
	Yanzhou Coal Mining Co. Ltd.	3,700,246	3,257
2	China Huarong Asset Management Co. Ltd.	18,720,874	3,156
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,591,477	3,060
	Air China Ltd.	3,134,115	3,044
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,026,746	3,040
	Jiangsu Expressway Co. Ltd.	2,244,544	3,024
*	GF Securities Co. Ltd.	2,665,226	2,989
	Zhongsheng Group Holdings Ltd.	1,071,048	2,977
	Kingboard Holdings Ltd.	1,206,048	2,969
2	Fuyao Glass Industry Group Co. Ltd.	968,310	2,932
	China Everbright Bank Co. Ltd.	6,515,872	2,930
	Shenzhen International Holdings Ltd.	1,509,089	2,787
2	Guotai Junan Securities Co. Ltd.	1,723,200	2,786
	Logan Property Holdings Co. Ltd.	1,786,000	2,701
	COSCO SHIPPING Ports Ltd.	3,089,985	2,693
	Jiangxi Copper Co. Ltd.	2,134,248	2,641
	Chongqing Rural Commercial Bank Co. Ltd.	4,824,070	2,522
	Sinopec Shanghai Petrochemical Co. Ltd.	7,202,331	2,513
	China Merchants Bank Co. Ltd. Class A	476,900	2,509
2	BAIC Motor Corp. Ltd.	3,956,692	2,500
	Nine Dragons Paper Holdings Ltd.	3,086,292	2,498
	Future Land Development Holdings Ltd.	2,970,000	2,495
	Yuexiu Property Co. Ltd.	10,910,772	2,466
	Beijing Capital International Airport Co. Ltd.	3,108,557	2,449
	AviChina Industry & Technology Co. Ltd.	4,548,954	2,442
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,057,034	2,418
	Zhejiang Expressway Co. Ltd.	2,481,267	2,402
^,2	Haidilao International Holding Ltd.	619,000	2,397
	Huaneng Renewables Corp. Ltd.	8,713,075	2,368
*,^	GOME Retail Holdings Ltd.	21,740,203	2,315
2	Dali Foods Group Co. Ltd.	3,667,697	2,286
^,2	Luye Pharma Group Ltd.	2,858,430	2,207
	China Reinsurance Group Corp.	12,502,576	2,197
*	Aluminum Corp. of China Ltd.	6,699,377	2,188
	Inner Mongolia Yitai Coal Co. Ltd. Class B	2,101,854	2,125
	BYD Electronic International Co. Ltd.	1,343,500	2,098
	China Molybdenum Co. Ltd.	7,319,571	2,082
	Anhui Gujing Distillery Co. Ltd. Class B	242,939	2,073
^	Zhaojin Mining Industry Co. Ltd.	1,777,048	2,065
	China Medical System Holdings Ltd.	2,131,715	2,033
	KWG Group Holdings Ltd.	2,165,909	2,014
	China Southern Airlines Co. Ltd.	3,139,017	2,012
2	Sinopec Engineering Group Co. Ltd.	2,562,381	2,007
	Haitian International Holdings Ltd.	992,063	2,004
	Sino-Ocean Group Holding Ltd.	4,966,254	1,998
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,353,794	1,988
	Shenzhen Investment Ltd.	5,368,281	1,925
	China Power International Development Ltd.	7,499,691	1,880

	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd.	455,398	1,871
2	China Railway Signal & Communication Corp. Ltd.	2,800,068	1,869
	China Everbright Ltd.	1,414,465	1,868
	Lee & Man Paper Manufacturing Ltd.	2,984,743	1,822
2	Legend Holdings Corp.	766,370	1,805
2	China Merchants Securities Co. Ltd.	1,548,200	1,787
	Wuliangye Yibin Co. Ltd. Class A	98,700	1,715
	Sinotruk Hong Kong Ltd.	1,163,199	1,706
	Shanghai Electric Group Co. Ltd.	4,869,316	1,691
	Shenzhen Expressway Co. Ltd.	1,375,216	1,632
	Shanghai Industrial Holdings Ltd.	782,587	1,603
*	COSCO SHIPPING Holdings Co. Ltd.	4,211,660	1,566
	Bosideng International Holdings Ltd.	4,517,541	1,558
	Zoomlion Heavy Industry Science and Technology Co.	2,192,481	1,531
*,2	China Literature Ltd.	379,000	1,513
	Health & Happiness H&H International Holdings Ltd.	258,876	1,508
*	China Eastern Airlines Corp. Ltd.	2,713,145	1,491
	Sihuan Pharmaceutical Holdings Group Ltd.	7,128,000	1,460
	Kingboard Laminates Holdings Ltd.	1,730,370	1,427
	China Coal Energy Co. Ltd.	3,589,638	1,391
	Metallurgical Corp. of China Ltd.	5,643,562	1,378
	Poly Property Group Co. Ltd.	3,723,998	1,374
	Industrial Bank Co. Ltd. Class A	489,700	1,353
2	Qingdao Port International Co. Ltd.	1,871,000	1,334
*,^,2 ZhongAn Online P&C Insurance Co. Ltd.		580,223	1,299
	Xinjiang Goldwind Science & Technology Co. Ltd.	1,147,898	1,283
*	GCL-Poly Energy Holdings Ltd.	22,412,024	1,277
	Agricultural Bank of China Ltd. Class A	2,428,100	1,265
	Guangshen Railway Co. Ltd.	3,882,327	1,263
	COSCO SHIPPING Energy Transportation Co. Ltd.	2,185,196	1,245
	Sinotrans Ltd.	3,559,860	1,227
	Huadian Power International Corp. Ltd.	2,928,361	1,226
*,^,2 Ping An Healthcare and Technology Co. Ltd.		282,900	1,215
*	Lao Feng Xiang Co. Ltd. Class B	347,021	1,213
2	CSC Financial Co. Ltd.	1,641,500	1,183
	China Zhongwang Holdings Ltd.	2,321,876	1,182
	BBMG Corp.	4,032,760	1,173
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	263,700	1,168
	Maanshan Iron & Steel Co. Ltd.	2,989,903	1,133
	Gree Electric Appliances Inc. of Zhuhai Class A	142,500	1,133
	Shanghai Pudong Development Bank Co. Ltd. Class A	660,300	1,131
	China Agri-Industries Holdings Ltd.	3,592,447	1,094
	Hopson Development Holdings Ltd.	1,046,475	1,083
	Datang International Power Generation Co. Ltd.	4,780,668	1,074
	Industrial & Commercial Bank of China Ltd. Class A	1,314,600	1,072
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,914,864	1,048
	China Vanke Co. Ltd. Class A	250,500	1,037
*,2	Tongcheng-Elong Holdings Ltd.	563,200	1,029
	Yanlord Land Group Ltd.	1,089,100	1,022
	SOHO China Ltd.	3,172,994	1,014
	Jiangsu Hengrui Medicine Co. Ltd. Class A	103,849	1,001
*,^	NIO Inc. ADR	286,700	995
	Greentown China Holdings Ltd.	1,314,020	987
	China CITIC Bank Corp. Ltd. Class A	1,107,835	952
^	Jiangxi Bank Co. Ltd.	1,554,500	947
*,2	Meitu Inc.	3,155,000	919
	Angang Steel Co. Ltd.	2,412,198	915

	Shanghai Baosight Software Co. Ltd. Class B	503,934	906
	SAIC Motor Corp. Ltd. Class A	248,600	892
	Jiayuan International Group Ltd.	2,022,000	875
	China BlueChemical Ltd.	3,179,895	872
	China Pacific Insurance Group Co. Ltd. Class A	155,600	865
2	Orient Securities Co. Ltd.	1,397,600	852
	CITIC Securities Co. Ltd. Class A	253,800	849
	China International Marine Containers Group Co. Ltd.	896,986	848
*,^	CAR Inc.	1,160,492	828
	China Dongxiang Group Co. Ltd.	6,609,598	815
	Huadian Fuxin Energy Corp. Ltd.	4,384,005	813
	China Yangtze Power Co. Ltd. Class A	298,200	808
	China International Travel Service Corp. Ltd. Class A	61,800	807
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	465,538	796
	Dazhong Transportation Group Co. Ltd. Class B	1,641,948	795
	Ping An Bank Co. Ltd. Class A	387,800	789
2	Red Star Macalline Group Corp. Ltd.	886,080	772
	COSCO SHIPPING Development Co. Ltd.	6,273,407	772
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	358,084	760
	Huaxin Cement Co. Ltd. Class B	382,169	741
^	Shandong Chenming Paper Holdings Ltd.	1,632,311	713
	CIMC Enric Holdings Ltd.	968,225	697
^	China South City Holdings Ltd.	5,066,311	695
	Guangdong Electric Power Development Co. Ltd. Class B	2,142,591	693
	China Machinery Engineering Corp.	1,583,516	677
	Livzon Pharmaceutical Group Inc.	275,165	667
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	39,100	656
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	145,200	654
	Weifu High-Technology Group Co. Ltd. Class B	347,462	627
*,^	HengTen Networks Group Ltd.	32,480,941	615
*	CRRC Corp. Ltd. Class A	536,600	611
	Chongqing Changan Automobile Co. Ltd. Class B	1,438,751	605
	Shandong Chenming Paper Holdings Ltd. Class B	1,279,650	600
*	Sinopec Oilfield Service Corp.	5,124,643	599
	BOE Technology Group Co. Ltd. Class B	1,542,620	598
	BOE Technology Group Co. Ltd. Class A	999,200	582
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	300,215	581
	China United Network Communications Ltd. Class A	672,800	575
	CSG Holding Co. Ltd. Class B	1,913,160	574
	Luxshare Precision Industry Co. Ltd. Class A	181,740	566
	Anhui Conch Cement Co. Ltd. Class A	98,100	559
	Poly Developments and Holdings Group Co. Ltd. Class A	272,000	557
	Muyuan Foodstuff Co. Ltd. Class A	49,700	551
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	183,500	546
	Xinhua Winshare Publishing and Media Co. Ltd.	768,000	536
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	468,037	532
*,§,2 Tianhe Chemicals Group Ltd.		3,538,329	529
	China Shipbuilding Industry Co. Ltd. Class A	609,300	528
	Anhui Expressway Co. Ltd.	857,659	521
	Sany Heavy Industry Co. Ltd. Class A	255,700	520
	Shanghai International Airport Co. Ltd. Class A	43,400	518
	China Foods Ltd.	1,206,843	516
	Huaxin Cement Co. Ltd. Class A	187,800	515
	China State Construction Engineering Corp. Ltd. Class A	595,900	506
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. (Shanghai Shares)	339,821	505
	BYD Co. Ltd. Class A	61,100	493
*,^	Fullshare Holdings Ltd.	13,369,594	476

	Beijing Jingneng Clean Energy Co. Ltd.	2,736,885	474
*	Luzhou Laojiao Co. Ltd. Class A	40,200	467
	Sichuan Expressway Co. Ltd.	1,539,487	466
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	686,334	455
	China Merchants Securities Co. Ltd. Class A	185,200	453
	Central China Securities Co. Ltd.	2,139,000	452
	Beijing North Star Co. Ltd.	1,163,223	436
	Daqin Railway Co. Ltd. Class A	378,800	433
	China Life Insurance Co. Ltd. Class A	100,500	430
	East Money Information Co. Ltd. Class A	203,400	426
	Shenwan Hongyuan Group Co. Ltd. Class A	601,000	425
	Chongqing Zhifei Biological Products Co. Ltd. Class A	62,000	420
	Suning.com Co. Ltd. Class A	268,800	416
*	ZTE Corp. Class A	87,100	413
^,2	Yangtze Optical Fibre and Cable Joint Stock Ltd.	226,000	411
	Huatai Securities Co. Ltd. Class A	138,800	406
	Weichai Power Co. Ltd. Class A	230,200	404
*	SF Holding Co. Ltd. Class A	75,100	404
*	Hanergy Thin Film Power Group Ltd. (Restricted)	14,742,000	385
^	Dalian Port PDA Co. Ltd.	2,973,103	383
*,^	CSSC Offshore and Marine Engineering Group Co. Ltd	410,873	379
	Dongfang Electric Corp. Ltd.	626,095	376
	Yealink Network Technology Corp. Ltd. Class A	43,200	375
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	93,700	373
	Bank of Ningbo Co. Ltd. Class A	109,400	373
	Beijing SL Pharmaceutical Co. Ltd. Class A	177,900	361
*	COSCO SHIPPING Holdings Co. Ltd. Class A	521,300	353
*	Landing International Development Ltd.	2,490,000	350
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	24,200	349
*	Aluminum Corp. of China Ltd. Class A	642,400	348
	Shenzhen Sunway Communication Co. Ltd. Class A	85,400	346
	Bank of China Ltd. Class A	643,500	346
	Bank of Shanghai Co. Ltd. Class A	256,620	345
	Guangzhou Haige Communications Group Inc. Co. Class A	248,400	344
	China National Accord Medicines Corp. Ltd. Class B	95,230	339
	Beijing Tiantan Biological Products Corp. Ltd. Class A	89,100	335
	LONGi Green Energy Technology Co. Ltd. Class A	89,800	333
	Sinofert Holdings Ltd.	2,969,208	332
	Shanghai Huayi Group Co. Ltd. Class B	421,647	330
	Walvax Biotechnology Co. Ltd. Class A	82,500	327
	Hytera Communications Corp. Ltd. Class A	231,200	326
	Aier Eye Hospital Group Co. Ltd. Class A	73,500	323
	NARI Technology Co. Ltd. Class A	116,700	318
	Yonghui Superstores Co. Ltd. Class A	222,800	312
^,2	Everbright Securities Co. Ltd.	401,600	309
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	33,400	309
	CITIC Resources Holdings Ltd.	4,332,222	307
	GF Securities Co. Ltd. Class A	158,400	306
*	Shandong Gold Mining Co. Ltd. Class A	50,000	305
	HLA Corp. Ltd. Class A	233,660	304
*	Shanghai Bailian Group Co. Ltd. Class B	304,123	302
	Zhejiang Dahua Technology Co. Ltd. Class A	130,100	301
	Shanghai Haixin Group Co. Class B	723,546	300
	Zoomlion Heavy Industry Science and Technology Co. Class A	336,000	300
	New Hope Liuhe Co. Ltd. Class A	106,800	299
	Zhejiang Yasha Decoration Co. Ltd. Class A	385,300	299
	Songcheng Performance Development Co. Ltd. Class A	79,000	298

COSCO SHIPPING Energy Transportation Co. Ltd. Class A	320,400	294
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	1,280,900	293
Shanghai Shibei Hi-Tech Co. Ltd. Class B	764,060	289
Yunda Holding Co. Ltd. Class A	56,400	288
China Fortune Land Development Co. Ltd. Class A	67,600	285
STO Express Co. Ltd. Class A	65,600	281
Orient Securities Co. Ltd. Class A	186,500	280
Shanghai Jinjiang International Industrial Investment Co. Ltd. Class B	281,640	279
Bank of Beijing Co. Ltd. Class A	342,500	279
* Haier Smart Home Co. Ltd. Class A	114,600	278
Shengyi Technology Co. Ltd. Class A	98,500	270
Yangtze Optical Fibre and Cable Joint Stock Ltd. Class A	53,600	269
* Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	11,700	268
* Lao Feng Xiang Co. Ltd. Class A	40,523	266
Yunnan Baiyao Group Co. Ltd. Class A	24,100	265
Shanghai International Port Group Co. Ltd. Class A	252,200	265
China Petroleum & Chemical Corp. Class A	345,900	264
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	26,800	262
* BGI Genomics Co. Ltd.	28,891	260
* Iflytek Co. Ltd. Class A	54,700	259
Focus Media Information Technology Co. Ltd. Class A	353,400	258
Yonyou Network Technology Co. Ltd. Class A	61,600	254
Wuxi Lead Intelligent Equipment Co. Ltd. Class A	47,800	250
Baoshan Iron & Steel Co. Ltd. Class A	270,800	249
* Sanan Optoelectronics Co. Ltd. Class A	150,000	247
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	16,200	243
* Foxconn Industrial Internet Co. Ltd. Class A	123,100	243
Henan Shuanghui Investment & Development Co. Ltd. Class A	69,800	243
* Shanghai Jahwa United Co. Ltd. Class A	53,400	242
Guosen Securities Co. Ltd. Class A	122,800	241
Contemporary Amperex Technology Co. Ltd. Class A	21,800	239
Hundsun Technologies Inc. Class A	23,400	239
Shenzhen Overseas Chinese Town Co. Ltd. Class A	228,500	238
Everbright Securities Co. Ltd. Class A	145,000	236
Luolai Lifestyle Technology Co. Ltd. Class A	170,000	236
Jinyu Bio-Technology Co. Ltd. Class A	105,900	236
Haitong Securities Co. Ltd. Class A	116,800	233
AVIC Jonhon Optronic Technology Co. Ltd. Class A	43,400	232
Changchun High & New Technology Industry Group Inc. Class A	4,800	230
Wens Foodstuffs Group Co. Ltd.	38,700	227
Hithink RoyalFlush Information Network Co. Ltd. Class A	17,266	227
Jinduicheng Molybdenum Co. Ltd. Class A	222,000	227
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	192,700	226
Huayu Automotive Systems Co. Ltd. Class A	67,600	226
Bank of Nanjing Co. Ltd. Class A	187,700	225
Zhejiang Semir Garment Co. Ltd. Class A	141,200	222
Foshan Electrical and Lighting Co. Ltd. Class B	532,374	220
Founder Securities Co. Ltd. Class A	215,400	215
GoerTek Inc. Class A	125,200	210
XCMG Construction Machinery Co. Ltd. Class A	299,400	210
Shanghai Electric Group Co. Ltd. Class A	269,000	207
Hualan Biological Engineering Inc. Class A	47,200	204
Yintai Resources Co. Ltd. Class A	92,500	202
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	124,200	201
Shenzhen Inovance Technology Co. Ltd. Class A	55,600	200
Industrial Securities Co. Ltd. Class A	213,000	199
New China Life Insurance Co. Ltd. Class A	24,800	198

Tianjin Capital Environmental Protection Group Co. Ltd.	558,838	194
* NanJi E-Commerce Co. Ltd. Class A	129,300	192
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	109,400	189
Jiangxi Copper Co. Ltd. Class A	88,200	187
China Grand Automotive Services Group Co. Ltd. Class A	323,300	187
Unisplendour Corp. Ltd. Class A	39,800	186
GEM Co. Ltd. Class A	281,700	185
Gosuncn Technology Group Co. Ltd. Class A	176,100	184
Western Securities Co. Ltd. Class A	132,200	184
Seazen Holdings Co. Ltd. Class A	48,100	183
* Yunnan Tin Co. Ltd. Class A	118,400	181
* Yunnan Copper Co. Ltd. Class A	119,600	181
* China Eastern Airlines Corp. Ltd. Class A	210,800	179
Changjiang Securities Co. Ltd. Class A	165,500	177
Gemdale Corp. Class A	100,600	177
Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	112,300	176
Da An Gene Co. Ltd. of Sun Yat-Sen University Class A	112,800	175
Zhejiang Longsheng Group Co. Ltd. Class A	80,500	175
Sinolink Securities Co. Ltd. Class A	129,500	173
Bengang Steel Plates Co. Ltd. Class B	637,300	173
Tangshan Jidong Cement Co. Ltd. Class A	70,300	172
COSCO SHIPPING Development Co. Ltd. Class A	444,000	171
Guangdong Haid Group Co. Ltd. Class A	38,700	170
Avic Capital Co. Ltd. Class A	228,100	170
Guangdong HEC Technology Holding Co. Ltd. Class A	144,900	166
SDIC Capital Co. Ltd. Class A	84,400	164
* Zhongji Innolight Co. Ltd. Class A	27,300	163
Wangfujing Group Co. Ltd. Class A	74,200	163
YTO Express Group Co. Ltd. Class A	83,200	160
Hefei Meiya Optoelectronic Technology Inc. Class A	35,300	160
Huaxia Bank Co. Ltd. Class A	146,400	160
* Guangdong LY Intelligent Manufacturing Co. Ltd. Class A	181,400	160
* Siasun Robot & Automation Co. Ltd. Class A	69,200	158
Unigroup Guoxin Microelectronics Co. Ltd. Class A	22,400	157
Tongling Nonferrous Metals Group Co. Ltd. Class A	458,200	154
Dongxing Securities Co. Ltd. Class A	94,700	154
Guoyuan Securities Co. Ltd. Class A	116,700	153
Xiamen Tungsten Co. Ltd. Class A	81,500	153
SooChow Securities Co. Ltd. Class A	106,400	151
Jiangsu Zhongnan Construction Group Co. Ltd. Class A	120,400	150
Zhongjin Gold Corp. Ltd. Class A	110,200	150
Jiangling Motors Corp. Ltd. Class B	163,283	149
Tongwei Co. Ltd. Class A	70,600	148
Zhejiang Huayou Cobalt Co. Ltd. Class A	42,700	143
Ganfeng Lithium Co. Ltd. Class A	45,100	143
Tianma Microelectronics Co. Ltd. Class A	64,200	136
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	215,400	135
* Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	174,300	135
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	39,800	133
* Mango Excellent Media Co. Ltd. Class A	23,500	132
Zhejiang Hailiang Co. Ltd. Class A	87,000	132
China Railway Tielong Container Logistics Co. Ltd. Class A	139,400	132
Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	130
Tongding Interconnection Information Co. Ltd. Class A	129,000	130
Inspur Electronic Information Industry Co. Ltd. Class A	41,900	129
Huadong Medicine Co. Ltd. Class A	32,200	128
Jinzhou Port Co. Ltd. Class B	370,560	125

* TCL Corp. Class A	252,300	124
Fujian Sunner Development Co. Ltd. Class A	29,600	119
* GCL System Integration Technology Co. Ltd. Class A	118,500	117
* Shenghe Resources Holding Co. Ltd. Class A	83,100	117
* Huadian Energy Co. Ltd. Class B	750,601	116
* Fangda Carbon New Material Co. Ltd. Class A	69,583	115
Global Top E-Commerce Co. Ltd. Class A	112,500	115
China High Speed Railway Technology Co. Ltd. Class A	204,600	107
Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	62,600	92
* Jiangsu Changjiang Electronics Technology Co. Ltd. Class A	45,100	92
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	53,040	91
Zhejiang NHU Co. Ltd. Class A	27,100	82
* Anxin Trust Co. Ltd. Class A	117,000	81
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	17,600	80
NavInfo Co. Ltd. Class A	36,800	80
Beijing Dabeinong Technology Group Co. Ltd. Class A	99,300	78
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	33,877	77
CMST Development Co. Ltd. Class A	93,100	76
* AVIC Shenyang Aircraft Co. Ltd. Class A	17,400	76
Chongqing Changan Automobile Co. Ltd. Class A	65,800	75
Qingdao Port International Co. Ltd. Class A	61,600	73
Shaanxi Coal Industry Co. Ltd. Class A	53,200	73
* Gigadevice Semiconductor Beijing Inc. Class A	5,100	72
China Minsheng Banking Corp. Ltd. Class A	81,800	72
* China Shipbuilding Industry Group Power Co. Ltd. Class A	19,500	71
* Eve Energy Co. Ltd. Class A	15,400	70
Shenzhen Goodix Technology Co. Ltd. Class A	3,000	70
* Dongfang Electric Corp. Ltd. Class A	47,384	70
Lomon Billions Group Co. Ltd. Class A	33,700	68
China National Software & Service Co. Ltd. Class A	9,300	65
* Dr Peng Telecom & Media Group Co. Ltd. Class A	61,700	65
China Spacesat Co. Ltd. Class A	19,000	64
Yunnan Energy New Material Co. Ltd.	12,410	60
Greattown Holdings Ltd. Class A	54,100	60
WUS Printed Circuit Kunshan Co. Ltd. Class A	24,800	58
Wangsu Science & Technology Co. Ltd. Class A	37,600	58
Hengli Petrochemical Co. Ltd. Class A	32,700	57
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.	19,400	57
Sinoma Science & Technology Co. Ltd. Class A	38,400	57
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	14,700	57
Jiangsu King's Luck Brewery JSC Ltd. Class A	14,200	56
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd. Class A	9,600	56
China Greatwall Technology Group Co. Ltd. Class A	40,900	56
Tongkun Group Co. Ltd. Class A	28,700	55
Laobaixing Pharmacy Chain JSC Class A	6,000	55
* Guosheng Financial Holding Inc. Class A	34,600	55
Sungrow Power Supply Co. Ltd. Class A	37,000	55
* Kuang-Chi Technologies Co. Ltd. Class A	41,700	55
Tianqi Lithium Corp. Class A	16,300	55
* Guangzhou Baiyun International Airport Co. Ltd. Class A	21,200	54
Shenzhen Jinjia Group Co. Ltd. Class A	30,700	54
* Pacific Securities Co. Ltd. China Class A	97,500	53
Changsha Jingjia Microelectronics Co. Ltd. Class A	8,900	53
* Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	18,300	53
Shanghai Industrial Development Co. Ltd. Class A	41,700	52
* CSSC Offshore and Marine Engineering Group Co. Ltd Class A	22,100	52
OFILM Group Co. Ltd. Class A	42,600	52

	AVIC Aircraft Co. Ltd. Class A	21,600	51
	AECC Aviation Power Co. Ltd. Class A	15,000	51
	Suofeiya Home Collection Co. Ltd. Class A	18,900	51
	Sealand Securities Co. Ltd. Class A	68,600	51
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	48,700	51
	Qingdao TGOOD Electric Co. Ltd. Class A	18,700	50
	Bank of Guiyang Co. Ltd. Class A	39,200	50
*	Zhejiang Satellite Petrochemical Co. Ltd. Class A	24,900	50
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	54,400	50
	Shaanxi International Trust Co. Ltd. Class A	77,000	50
	Zhejiang Supor Co. Ltd. Class A	5,000	50
	Hangzhou Tigermed Consulting Co. Ltd. Class A	6,900	50
	Luxi Chemical Group Co. Ltd. Class A	31,100	50
	Zhengzhou Yutong Bus Co. Ltd. Class A	26,400	49
	Beijing New Building Materials plc Class A	18,900	49
	Zhejiang Runtu Co. Ltd. Class A	27,905	49
	Beijing Changjiu Logistics Corp. Class A	29,320	49
	China Film Co. Ltd. Class A	22,800	48
*	CSC Financial Co. Ltd. Class A	17,000	47
	Bank of Qingdao Co. Ltd. Class A	53,000	47
	Deppon Logistics Co. Ltd. Class A	24,200	47
	Offshore Oil Engineering Co. Ltd. Class A	60,100	47
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	19,900	47
	Beijing Sanju Environmental Protection and New Material Co. Ltd. Class A	42,700	46
	Heilongjiang Agriculture Co. Ltd. Class A	31,600	46
	Hangzhou Robam Appliances Co. Ltd. Class A	12,800	46
	CITIC Guoan Information Industry Co. Ltd. Class A	82,800	46
*	Leo Group Co. Ltd. Class A	175,700	45
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	23,000	45
	Red Star Macalline Group Corp. Ltd. Class A	27,000	44
	Yixintang Pharmaceutical Group Co. Ltd. Class A	12,300	44
	Dawning Information Industry Co. Ltd. Class A	8,500	44
	Tus Environmental Science And Technology Development Co. Ltd. Class A	28,800	43
*	Easysight Supply Chain Management Co. Ltd. Class A	28,000	42
*	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	50,000	40
*,^,2 Yixin Group Ltd.		152,500	34
*	Sogou Inc. ADR	8,900	34
^	China Dili Group	90,635	27
2	Shengjing Bank Co. Ltd.	11,632	8
*	China Minsheng Financial Holding Corp. Ltd.	127,907	2
	Golden Eagle Retail Group Ltd.	928	1
*,^,§ China Huishan Dairy Holdings Co. Ltd.		5,503,795	—
*,§	Legend Holdings Corp. Rights	50,782	—
			2,889,327
Colombia (0.1%)
	Bancolombia SA ADR	209,210	10,436
	Bancolombia SA	463,669	5,554
	Ecopetrol SA	5,845,448	5,238
	Grupo de Inversiones Suramericana SA	435,392	4,578
	Interconexion Electrica SA ESP	792,656	4,300
	Grupo Aval Acciones y Valores Preference Shares	6,877,565	2,652
	Ecopetrol SA ADR	126,471	2,268
	Almacenes Exito SA	341,229	1,810
	Grupo de Inversiones Suramericana SA Preference Shares	157,045	1,522
	Corp Financiera Colombiana SA	169,780	1,398
	Bancolombia SA Preference Shares	11,063	139
*	CEMEX Latam Holdings SA	100,295	128

Cementos Argos SA	2,122	5
Grupo Aval Acciones y Valores SA ADR	384	3
Cementos Argos SA Preference Shares	503	1
		40,032
Czech Republic (0.0%)
CEZ AS	285,905	6,410
Komercni banka as	133,622	5,154
2 Moneta Money Bank AS	995,976	3,423
Philip Morris CR AS	1,293	762
O2 Czech Republic AS	79,201	751
		16,500
Denmark (1.1%)
Novo Nordisk A/S Class B	2,958,828	142,081
DSV A/S	314,416	30,009
Vestas Wind Systems A/S	358,534	29,422
Coloplast A/S Class B	239,960	28,026
Carlsberg A/S Class B	188,805	25,789
2 Orsted A/S	267,877	24,418
* Genmab A/S	98,738	18,287
Danske Bank A/S	1,186,820	17,615
Novozymes A/S	372,113	17,208
Chr Hansen Holding A/S	183,052	15,984
AP Moller - Maersk A/S Class B	11,529	12,945
GN Store Nord A/S	232,413	11,025
ISS A/S	331,496	9,297
AP Moller - Maersk A/S Class A	7,922	8,480
Tryg A/S	225,252	6,875
Pandora A/S	164,498	6,306
* Demant A/S	192,295	5,665
^ Ambu A/S Class B	298,398	4,370
H Lundbeck A/S	107,809	4,156
Jyske Bank A/S	113,487	3,617
Rockwool International A/S Class B	11,364	2,774
* Drilling Co. of 1972 A/S	38,737	2,628
		426,977
Egypt (0.1%)
Commercial International Bank Egypt SAE	2,427,461	10,601
Eastern Co. SAE	1,778,143	1,691
Egyptian Financial Group-Hermes Holding Co.	1,184,793	1,180
* Global Telecom Holding SAE	3,842,768	1,152
Talaat Moustafa Group	1,678,468	1,009
Egypt Kuwait Holding Co. SAE	758,841	928
ElSewedy Electric Co.	1,263,180	924
Telecom Egypt Co.	582,348	492
Abou Kir Fertilizers & Chemical Industries	313,100	404
		18,381
Finland (0.8%)
Nokia Oyj	10,066,340	54,254
Kone Oyj Class B	695,580	39,630
Sampo Oyj Class A	874,369	36,307
Nordea Bank Abp (Swiss Shares)	5,560,372	35,788
UPM-Kymmene Oyj	962,556	25,946
Neste Oyj	743,850	24,619
Fortum Oyj	767,014	17,595
Elisa Oyj	255,713	12,011
Stora Enso Oyj	1,010,133	11,633

Wartsila Oyj Abp	818,894	10,288
Metso Oyj	186,863	7,180
Kesko Oyj Class B	117,249	7,100
Nokian Renkaat Oyj	244,114	6,998
Huhtamaki Oyj	167,685	6,370
Orion Oyj Class B	179,848	6,153
Nordea Bank Abp (Helsinki Shares)	111,548	718
		302,590
France (7.0%)
TOTAL SA	4,317,914	223,799
LVMH Moet Hennessy Louis Vuitton SE	444,825	183,740
Sanofi	1,938,282	161,521
Airbus SE	984,019	139,102
Danone SA	1,071,160	92,905
BNP Paribas SA	1,932,298	90,432
AXA SA	3,427,932	86,344
Vinci SA	830,018	85,379
Safran SA	587,475	84,339
Schneider Electric SE	935,052	80,673
EssilorLuxottica SA	524,127	70,949
Air Liquide SA	508,562	70,200
Kering SA	132,557	68,467
Pernod Ricard SA	378,078	66,347
L'Oreal SA	239,063	63,965
L'Oreal SA Loyalty Line	190,657	51,013
Orange SA	3,424,856	50,765
Vivendi SA	1,726,128	47,943
Engie SA	2,958,202	45,525
Hermes International	55,135	38,728
Dassault Systemes SE	235,872	35,880
Capgemini SE	277,330	35,211
Cie Generale des Etablissements Michelin SCA	316,713	35,012
Legrand SA	480,858	33,872
Air Liquide SA (Prime de fidelite)	243,101	33,557
Cie de Saint-Gobain	863,048	33,062
Societe Generale SA	1,289,637	31,589
Credit Agricole SA	2,045,207	24,346
Peugeot SA	980,474	23,142
Veolia Environnement SA	899,421	22,698
TechnipFMC plc	811,040	22,524
Teleperformance	102,512	21,475
Edenred	427,927	21,474
STMicroelectronics NV	1,141,842	20,927
Thales SA	177,654	20,017
Carrefour SA	995,061	19,122
Publicis Groupe SA	375,846	18,546
Renault SA	328,650	18,331
Accor SA	367,997	16,418
Gecina SA	94,726	14,489
Atos SE	166,413	13,381
Valeo SA	428,057	13,339
Eiffage SA	133,043	13,146
Bouygues SA	365,791	13,095
* Ubisoft Entertainment SA	152,325	12,530
Bureau Veritas SA	490,245	12,216
Alstom SA	274,549	11,825
Arkema SA	130,110	11,711

	Getlink SE	809,001	11,681
	SCOR SE	271,056	11,139
	Klepierre SA	356,252	10,989
	Ingenico Group SA	109,936	10,416
*,2	Worldline SA	145,747	10,415
	SES SA Class A	624,227	10,309
	Orpea	80,485	10,056
	Suez	663,587	9,727
	Electricite de France SA Loyalty Line	784,665	9,714
	Sodexo SA	84,325	9,681
	Rubis SCA	157,976	8,902
	Aeroports de Paris	50,164	8,624
	Eurofins Scientific SE	20,110	8,602
	Covivio	80,724	8,253
	Bollore SA	1,744,414	7,502
	Sodexo Prime Fidelite	61,750	7,089
	Wendel SA	51,091	7,040
	Ipsen SA	61,115	6,992
2	Amundi SA	100,041	6,883
*,^	Remy Cointreau SA	46,416	6,868
	Sartorius Stedim Biotech	42,835	6,826
	BioMerieux	74,939	6,342
	Eutelsat Communications SA	329,501	6,299
	Faurecia SE	131,999	6,247
	Natixis SA	1,512,035	6,064
	Rexel SA	538,588	6,014
	Eurazeo SE	87,321	5,860
	Dassault Aviation SA	4,182	5,748
	CNP Assurances	275,454	5,693
	ICADE	58,938	5,121
	Lagardere SCA	208,738	4,717
	Iliad SA	42,472	4,391
	SEB SA Loyalty Line	23,594	3,774
*	Air France-KLM	358,141	3,733
^	Casino Guichard Perrachon SA	97,876	3,621
	JCDecaux SA	124,724	3,591
	Societe BIC SA	46,728	3,256
	Imerys SA	64,454	2,695
	Cie Plastic Omnium SA	100,971	2,664
	SEB SA	15,209	2,433
2	ALD SA	143,357	2,140
*	SEB SA	9,289	1,486
	Electricite de France SA	102,414	1,268
	Sodexo Prime Fidelity Loyalty Line 2022	8,591	986
	Sodexo Prime Fidelity	753	86
2	Elior Group SA	472	6
			2,687,014
Germany (5.7%)
	SAP SE	1,734,507	212,020
	Allianz SE	756,544	175,526
	Siemens AG	1,358,315	147,830
	adidas AG	349,809	111,499
	BASF SE	1,643,012	109,070
	Bayer AG	1,671,901	108,288
	Deutsche Telekom AG	5,835,367	95,590
	Daimler AG	1,544,616	79,820
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	250,435	59,681

	Deutsche Post AG	1,739,057	56,566
	Volkswagen AG Preference Shares	329,719	54,790
	Deutsche Boerse AG	328,791	45,644
	Vonovia SE	928,873	45,352
	Bayerische Motoren Werke AG	574,605	42,285
	Infineon Technologies AG	2,245,169	41,586
	E.ON SE	3,916,361	39,002
	Fresenius SE & Co. KGaA	725,563	36,255
	Wirecard AG	204,395	33,932
	Henkel AG & Co. KGaA Preference Shares	311,727	32,144
	Deutsche Bank AG	3,666,257	28,340
	RWE AG	1,028,178	27,780
	Continental AG	196,029	26,877
	Fresenius Medical Care AG & Co. KGaA	382,172	26,470
	Merck KGaA	231,303	23,592
	Deutsche Wohnen SE	638,567	23,287
	MTU Aero Engines AG	92,500	23,051
	Beiersdorf AG	181,761	21,064
	Symrise AG Class A	226,500	20,870
	HeidelbergCement AG	266,035	19,212
	Porsche Automobil Holding SE Preference Shares	277,260	18,173
	Henkel AG & Co. KGaA	182,074	17,106
	Hannover Rueck SE	108,694	16,949
*	QIAGEN NV	408,881	15,520
2	Covestro AG	307,364	13,862
	Brenntag AG	280,041	13,678
	LEG Immobilien AG	114,850	13,245
	Commerzbank AG	1,869,133	12,683
	Sartorius AG Preference Shares	62,126	12,567
*,2	Zalando SE	247,749	11,334
	Uniper SE	358,218	11,036
^	thyssenkrupp AG	845,028	10,814
*,2	Scout24 AG	194,222	10,742
	Aroundtown SA	1,300,582	10,376
	Puma SE	145,756	10,154
	LANXESS AG	165,642	9,859
2	Siemens Healthineers AG	236,258	9,809
	Volkswagen AG	55,711	9,498
*,2	Delivery Hero SE	195,288	9,381
	Rheinmetall AG	77,819	8,830
	Knorr-Bremse AG	85,943	8,717
	Evonik Industries AG	297,197	8,457
	GEA Group AG	304,036	7,546
	Carl Zeiss Meditec AG	67,051	7,347
	HUGO BOSS AG	114,276	7,182
	Deutsche Lufthansa AG	425,885	6,749
	KION Group AG	126,299	6,732
	United Internet AG	211,038	6,260
^	OSRAM Licht AG	159,343	5,998
	Bayerische Motoren Werke AG Preference Shares	100,301	5,955
2	Innogy SE (Ordinary Shares)	122,974	5,917
	K&S AG	343,956	5,551
^	Axel Springer SE	80,382	5,548
	ProSiebenSat.1 Media SE	409,318	5,287
	Fraport AG Frankfurt Airport Services Worldwide	62,528	5,222
^	METRO AG	306,094	4,708
	Innogy SE	109,720	4,610

	Fuchs Petrolub SE Preference Shares	119,152	4,566
	HOCHTIEF AG	36,441	4,129
	GRENKE AG	47,081	4,041
	Rational AG	5,807	3,953
	Hella GmbH & Co. KGaA	81,734	3,854
	RTL Group SA	73,645	3,616
	Fielmann AG	46,584	3,242
*,2	Rocket Internet SE	114,107	3,211
	Telefonica Deutschland Holding AG	1,241,703	3,126
	Talanx AG	74,007	3,106
^	1&1 Drillisch AG	83,622	2,511
	FUCHS PETROLUB SE	68,140	2,393
	TUI AG	232,404	2,303
	Suedzucker AG	142,966	2,220
2	DWS Group GmbH & Co. KGaA	63,133	2,113
2	Hapag-Lloyd AG	48,327	2,030
	Wacker Chemie AG	26,823	1,982
			2,173,221
Greece (0.1%)
	Hellenic Telecommunications Organization SA	480,346	6,605
*	Alpha Bank AE	2,529,603	4,910
	OPAP SA	398,283	4,483
	Eurobank Ergasias SA	4,548,168	4,417
	JUMBO SA	185,215	3,630
	National Bank of Greece SA	930,253	2,713
	Motor Oil Hellas Corinth Refineries SA	98,984	2,454
	Mytilineos SA	180,043	2,188
	Hellenic Petroleum SA	98,872	1,031
*,§	FF Group	60,219	320
	Titan Cement International SA	11,139	242
*	Piraeus Bank SA	28,709	98
			33,091
Hong Kong (2.7%)
	AIA Group Ltd.	21,705,452	222,172
	Hong Kong Exchanges & Clearing Ltd.	2,241,071	75,314
	CK Hutchison Holdings Ltd.	4,795,510	44,814
	Link REIT	3,781,460	43,983
	Sun Hung Kai Properties Ltd.	2,522,533	40,651
	Hong Kong & China Gas Co. Ltd.	17,711,685	39,109
	CK Asset Holdings Ltd.	4,803,199	36,116
	CLP Holdings Ltd.	2,951,806	32,094
	Hang Seng Bank Ltd.	1,302,266	30,952
	Galaxy Entertainment Group Ltd.	3,808,309	25,924
	BOC Hong Kong Holdings Ltd.	6,409,196	24,422
	Jardine Matheson Holdings Ltd.	379,092	23,009
	Sands China Ltd.	4,257,208	20,434
	China Mengniu Dairy Co. Ltd.	4,788,849	19,323
	Power Assets Holdings Ltd.	2,387,316	17,063
	Techtronic Industries Co. Ltd.	2,235,888	16,628
	MTR Corp. Ltd.	2,528,342	16,592
2	WH Group Ltd.	14,992,923	14,594
	New World Development Co. Ltd.	10,242,840	14,422
	Wharf Real Estate Investment Co. Ltd.	2,148,472	13,553
	Hongkong Land Holdings Ltd.	2,048,791	12,495
	Henderson Land Development Co. Ltd.	2,285,634	11,822
	Jardine Strategic Holdings Ltd.	327,547	11,229

	Lenovo Group Ltd.	13,440,802	10,815
	Swire Pacific Ltd. Class A	902,535	10,287
	Wheelock & Co. Ltd.	1,520,113	9,566
	Sino Land Co. Ltd.	5,554,374	8,995
	Hang Lung Properties Ltd.	3,729,742	8,780
	CK Infrastructure Holdings Ltd.	1,118,818	8,674
	Want Want China Holdings Ltd.	10,128,382	7,877
	AAC Technologies Holdings Inc.	1,251,449	6,725
	Vitasoy International Holdings Ltd.	1,422,000	6,694
	Swire Properties Ltd.	1,829,868	6,607
	Bank of East Asia Ltd.	2,243,515	6,470
*,^	Semiconductor Manufacturing International Corp.	5,437,417	6,405
	ASM Pacific Technology Ltd.	538,294	6,295
	Wynn Macau Ltd.	2,669,484	5,990
	Wharf Holdings Ltd.	2,184,752	5,312
	Hysan Development Co. Ltd.	1,114,530	5,310
	Tingyi Cayman Islands Holding Corp.	3,418,119	5,101
	NWS Holdings Ltd.	2,633,043	4,889
2	Samsonite International SA	2,310,958	4,525
	PCCW Ltd.	7,655,207	4,366
	Dairy Farm International Holdings Ltd.	561,500	4,205
	Kerry Properties Ltd.	1,102,665	4,141
	Sun Art Retail Group Ltd.	4,031,460	4,077
	Hang Lung Group Ltd.	1,529,967	3,930
	NagaCorp Ltd.	2,554,000	3,839
	Xinyi Glass Holdings Ltd.	3,784,685	3,815
	SJM Holdings Ltd.	3,426,280	3,719
	Yue Yuen Industrial Holdings Ltd.	1,298,228	3,638
	Minth Group Ltd.	1,269,490	3,578
	Xinyi Solar Holdings Ltd.	6,063,662	3,329
	Melco International Development Ltd.	1,366,504	3,325
2	BOC Aviation Ltd.	361,100	3,111
	Swire Pacific Ltd. Class B	1,540,000	2,742
	PRADA SPA	885,158	2,717
	VTech Holdings Ltd.	298,690	2,620
	Champion REIT	3,307,027	2,451
	Uni-President China Holdings Ltd.	2,025,788	2,396
*	United Energy Group Ltd.	13,162,000	2,372
	Shangri-La Asia Ltd.	1,909,232	2,323
	MGM China Holdings Ltd.	1,389,564	2,271
	Cafe de Coral Holdings Ltd.	623,108	2,072
	Great Eagle Holdings Ltd.	488,425	1,980
	First Pacific Co. Ltd.	4,580,253	1,910
	Kerry Logistics Network Ltd.	1,052,924	1,805
	Chow Tai Fook Jewellery Group Ltd.	1,829,392	1,747
	L'Occitane International SA	810,525	1,684
	Nexteer Automotive Group Ltd.	1,506,000	1,565
	Cathay Pacific Airways Ltd.	1,034,672	1,459
	Li & Fung Ltd.	9,960,956	1,388
	Towngas China Co. Ltd.	1,792,806	1,365
	Shui On Land Ltd.	5,985,885	1,278
	Shun Tak Holdings Ltd.	3,401,006	1,256
	Shougang Fushan Resources Group Ltd.	6,027,352	1,248
*	MMG Ltd.	3,920,000	1,217
	Haitong International Securities Group Ltd.	4,104,736	1,202
	Lifestyle International Holdings Ltd.	843,563	1,153
	Dah Sing Financial Holdings Ltd.	254,584	1,141

	Dah Sing Banking Group Ltd.	622,444	1,082
	Johnson Electric Holdings Ltd.	580,622	1,045
	China Travel International Investment Hong Kong Ltd.	4,667,542	858
	Guotai Junan International Holdings Ltd.	5,238,228	827
	Television Broadcasts Ltd.	510,509	820
2	FIT Hon Teng Ltd.	1,684,000	694
*,^	FIH Mobile Ltd.	4,937,762	693
	Huabao International Holdings Ltd.	1,401,000	587
^	SA Sa International Holdings Ltd.	1,903,621	533
	Hutchison Telecommunications Hong Kong Holdings Ltd.	2,139,886	463
*	Macau Legend Development Ltd.	2,657,006	379
*,§	Brightoil Petroleum Holdings Ltd.	3,241,567	83
*	Esprit Holdings Ltd.	30,790	5
	Kingston Financial Group Ltd.	5,258	1
			1,044,537
Hungary (0.1%)
	OTP Bank Nyrt	410,406	17,092
	MOL Hungarian Oil & Gas plc	751,253	7,624
	Richter Gedeon Nyrt	250,880	4,408
	Magyar Telekom Telecommunications plc	800,724	1,158
			30,282
India (2.5%)
	Housing Development Finance Corp. Ltd.	3,098,979	95,276
	Infosys Ltd. ADR	6,043,414	68,411
*,2	Reliance Industries Ltd. GDR	1,620,196	54,290
	Tata Consultancy Services Ltd.	1,618,009	51,789
*	Reliance Industries Ltd.	2,353,956	39,682
	Hindustan Unilever Ltd.	1,280,804	32,091
	Axis Bank Ltd.	3,257,489	31,791
	ITC Ltd.	5,308,869	20,785
	Maruti Suzuki India Ltd.	218,252	17,290
	HCL Technologies Ltd.	1,002,584	15,035
*	State Bank of India GDR	307,925	14,887
	Bajaj Finance Ltd.	314,927	14,811
	Bharti Airtel Ltd.	3,013,217	14,737
	Larsen & Toubro Ltd.	607,602	12,204
	Sun Pharmaceutical Industries Ltd.	1,964,541	12,150
	UltraTech Cement Ltd.	190,065	11,968
	Asian Paints Ltd.	517,988	11,411
	Infosys Ltd.	990,909	11,309
	Oil & Natural Gas Corp. Ltd.	5,411,381	10,888
	Bharat Petroleum Corp. Ltd.	1,817,289	9,083
	Mahindra & Mahindra Ltd.	1,098,261	8,736
	UPL Ltd.	972,027	8,382
	Titan Co. Ltd.	547,056	8,372
	NTPC Ltd.	4,317,420	7,932
	Coal India Ltd.	2,653,693	7,868
	Wipro Ltd. ADR	1,912,929	7,824
	Indian Oil Corp. Ltd.	3,802,857	7,671
	Tech Mahindra Ltd.	832,032	7,666
	JSW Steel Ltd.	2,143,674	7,366
	Bajaj Finserv Ltd.	70,818	7,283
	Nestle India Ltd.	41,784	7,069
	Vedanta Ltd.	3,044,974	6,771
	Adani Ports & Special Economic Zone Ltd.	1,235,602	6,755
	Grasim Industries Ltd.	575,782	6,570

	Hero MotoCorp Ltd.	176,572	6,020
	Godrej Consumer Products Ltd.	671,389	5,830
	Dabur India Ltd.	942,733	5,827
	Eicher Motors Ltd.	24,031	5,681
	Bajaj Auto Ltd.	152,631	5,566
	Bharti Infratel Ltd.	1,536,394	5,472
2	ICICI Lombard General Insurance Co. Ltd.	299,146	5,241
	Zee Entertainment Enterprises Ltd.	954,314	4,996
2	HDFC Life Insurance Co. Ltd.	685,646	4,900
*	United Spirits Ltd.	551,754	4,748
	Hindalco Industries Ltd.	1,693,077	4,663
*,2	Avenue Supermarts Ltd.	215,330	4,626
	Cipla Ltd.	597,973	4,519
	Indiabulls Housing Finance Ltd.	584,402	4,516
	Marico Ltd.	846,560	4,505
	Shree Cement Ltd.	15,350	4,487
	Lupin Ltd.	402,153	4,465
	Power Grid Corp. of India Ltd.	1,439,013	4,399
	Shriram Transport Finance Co. Ltd.	307,698	4,318
	Hindustan Petroleum Corp. Ltd.	1,107,501	4,260
2	SBI Life Insurance Co. Ltd.	362,266	4,190
	Ambuja Cements Ltd.	1,413,724	4,127
	Piramal Enterprises Ltd.	156,724	4,103
	Aurobindo Pharma Ltd.	485,600	4,024
	Yes Bank Ltd.	3,051,918	4,022
2	InterGlobe Aviation Ltd.	177,559	4,009
	Pidilite Industries Ltd.	222,067	3,994
	Britannia Industries Ltd.	104,024	3,929
	Havells India Ltd.	413,668	3,868
*	Tata Motors Ltd.	1,875,842	3,670
	GAIL India Ltd.	1,954,840	3,650
	LIC Housing Finance Ltd.	462,668	3,470
2	ICICI Prudential Life Insurance Co. Ltd.	585,992	3,408
	Tata Steel Ltd.	533,835	3,335
	Divi's Laboratories Ltd.	136,924	3,243
	Federal Bank Ltd.	2,305,450	3,081
	Dr Reddy's Laboratories Ltd.	80,356	2,991
2	RBL Bank Ltd.	498,977	2,920
	Wipro Ltd.	728,317	2,799
	Petronet LNG Ltd.	808,612	2,771
*	Bosch Ltd.	12,984	2,717
	Motherson Sumi Systems Ltd.	1,742,354	2,689
	Siemens Ltd.	161,718	2,682
	Container Corp. Of India Ltd.	355,591	2,638
	Rajesh Exports Ltd.	258,864	2,590
	United Breweries Ltd.	123,667	2,537
	REC Ltd.	1,245,597	2,529
	Mahindra & Mahindra Financial Services Ltd.	555,974	2,451
	Page Industries Ltd.	9,068	2,383
	Dr Reddy's Laboratories Ltd. ADR	62,480	2,300
	Bajaj Holdings & Investment Ltd.	45,821	2,262
*	Future Retail Ltd.	377,291	2,252
*	IDFC First Bank Ltd.	3,690,150	2,238
	Ashok Leyland Ltd.	2,158,200	2,179
	Colgate-Palmolive India Ltd.	123,938	2,137
	Mphasis Ltd.	152,810	2,081
	NMDC Ltd.	1,295,247	2,038

DLF Ltd.	773,760	1,991
Bharat Forge Ltd.	322,361	1,972
Berger Paints India Ltd.	401,967	1,927
* Power Finance Corp. Ltd.	1,196,719	1,902
GlaxoSmithKline Consumer Healthcare Ltd.	17,417	1,871
Oracle Financial Services Software Ltd.	37,063	1,826
ACC Ltd.	77,937	1,760
* State Bank of India	365,914	1,759
ABB India Ltd.	87,581	1,731
* Bank of Baroda	1,111,454	1,712
Torrent Pharmaceuticals Ltd.	69,899	1,692
Biocon Ltd.	511,578	1,679
2 HDFC Asset Management Co. Ltd.	52,197	1,623
Tata Power Co. Ltd.	1,772,957	1,555
Glenmark Pharmaceuticals Ltd.	238,835	1,475
2 Bandhan Bank Ltd.	210,765	1,464
* Vodafone Idea Ltd.	14,700,378	1,462
Bharat Electronics Ltd.	965,480	1,434
* Adani Power Ltd.	1,602,077	1,410
Cadila Healthcare Ltd.	421,892	1,393
* Adani Transmission Ltd.	462,091	1,383
Kansai Nerolac Paints Ltd.	222,509	1,378
MRF Ltd.	1,762	1,368
NHPC Ltd.	4,122,098	1,325
* Jindal Steel & Power Ltd.	652,354	1,271
Hindustan Zinc Ltd.	399,736	1,257
* Punjab National Bank	1,233,141	1,233
Bharat Heavy Electricals Ltd.	1,429,118	1,219
Muthoot Finance Ltd.	137,364	1,209
L&T Finance Holdings Ltd.	824,926	1,180
Cummins India Ltd.	114,361	1,175
Alkem Laboratories Ltd.	44,954	1,136
Oil India Ltd.	483,289	1,118
2 Larsen & Toubro Infotech Ltd.	48,530	1,065
* Steel Authority of India Ltd.	1,667,461	1,031
Sun TV Network Ltd.	145,168	993
* Dalmia Bharat Ltd.	74,034	991
GRUH Finance Ltd.	265,800	951
Exide Industries Ltd.	345,047	917
* Canara Bank	257,142	878
Castrol India Ltd.	494,580	870
Torrent Power Ltd.	194,270	859
Emami Ltd.	184,958	858
Adani Enterprises Ltd.	456,749	851
Godrej Industries Ltd.	123,955	831
Tata Communications Ltd.	120,373	819
* GMR Infrastructure Ltd.	3,614,301	782
* Aditya Birla Capital Ltd.	573,727	681
Voltas Ltd.	78,851	665
* JSW Energy Ltd.	664,223	655
* Tata Motors Ltd. Class A	641,015	603
TVS Motor Co. Ltd.	99,612	530
* Bank of India	486,144	507
Gillette India Ltd.	4,379	455
* Union Bank of India	419,664	410
Mangalore Refinery & Petrochemicals Ltd.	335,742	290
* 3M India Ltd.	890	272

	GlaxoSmithKline Pharmaceuticals Ltd.	14,691	257
*	IDFC Ltd.	491,794	255
*	Wockhardt Ltd.	55,535	251
	Reliance Capital Ltd.	212,625	160
	Reliance Infrastructure Ltd.	223,617	152
	Vakrangee Ltd.	105,596	52
*	Reliance Power Ltd.	920,386	47
*	CG Power and Industrial Solutions Ltd.	20,223	5
	Great Eastern Shipping Co. Ltd.	1,326	5
*	Reliance Communications Ltd.	33,677	1
			936,338
Indonesia (0.5%)
	Bank Central Asia Tbk PT	17,304,199	37,989
	Bank Rakyat Indonesia Persero Tbk PT	95,328,715	30,208
	Telekomunikasi Indonesia Persero Tbk PT	83,015,124	25,335
	Bank Mandiri Persero Tbk PT	33,296,572	18,732
	Astra International Tbk PT	36,262,588	17,973
	Bank Negara Indonesia Persero Tbk PT	13,295,487	7,971
	Unilever Indonesia Tbk PT	2,049,930	6,352
	Charoen Pokphand Indonesia Tbk PT	13,277,764	5,081
	United Tractors Tbk PT	2,746,012	4,864
	Semen Indonesia Persero Tbk PT	5,251,949	4,774
	Gudang Garam Tbk PT	838,686	4,505
	Indofood Sukses Makmur Tbk PT	7,878,905	3,956
	Indocement Tunggal Prakarsa Tbk PT	2,428,798	3,859
	Kalbe Farma Tbk PT	32,532,837	3,399
	Hanjaya Mandala Sampoerna Tbk PT	15,717,400	3,381
	Indofood CBP Sukses Makmur Tbk PT	4,138,884	3,148
	Perusahaan Gas Negara Tbk PT	19,247,846	2,796
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,739,500	2,501
	Adaro Energy Tbk PT	21,969,963	1,976
	Barito Pacific Tbk PT	5,820,000	1,605
	Jasa Marga Persero Tbk PT	3,751,819	1,593
*	XL Axiata Tbk PT	6,217,150	1,425
	Bukit Asam Tbk PT	6,907,955	1,342
*	Bumi Serpong Damai Tbk PT	12,776,740	1,282
	Matahari Department Store Tbk PT	4,043,500	1,067
	Surya Citra Media Tbk PT	9,572,279	1,053
	Tower Bersama Infrastructure Tbk PT	3,324,365	995
	Media Nusantara Citra Tbk PT	8,802,166	859
*	Vale Indonesia Tbk PT	3,299,862	706
	Astra Agro Lestari Tbk PT	680,225	483
	Bank Danamon Indonesia Tbk PT	1,024,127	370
			201,580
Ireland (0.2%)
	Kerry Group plc Class A	259,400	30,183
	Kingspan Group plc	264,762	12,950
	Bank of Ireland Group plc	1,636,171	7,220
	AIB Group plc	1,397,709	4,787
	Glanbia plc	356,474	4,640
	CRH plc. (Irish Shares)	70,822	2,357
*,§	Irish Bank Resolution Corp. Ltd.	236,607	—
			62,137
Israel (0.3%)
	Bank Leumi Le-Israel BM	2,690,224	19,570
*	Nice Ltd.	108,835	16,597

* Bank Hapoalim BM	1,991,035	15,057
* Teva Pharmaceutical Industries Ltd.	1,653,723	13,128
Israel Discount Bank Ltd. Class A	2,152,870	9,292
Elbit Systems Ltd.	43,696	6,991
Israel Chemicals Ltd.	1,243,343	6,692
* Mizrahi Tefahot Bank Ltd.	226,245	5,429
Azrieli Group Ltd.	62,268	4,367
* Tower Semiconductor Ltd.	178,491	3,501
Paz Oil Co. Ltd.	18,650	2,641
Bezeq The Israeli Telecommunication Corp. Ltd.	3,731,301	2,538
First International Bank Of Israel Ltd.	96,245	2,481
Alony Hetz Properties & Investments Ltd.	172,919	2,352
* Airport City Ltd.	123,594	2,267
Strauss Group Ltd.	69,242	2,089
Harel Insurance Investments & Financial Services Ltd.	200,671	1,567
* Israel Corp. Ltd.	6,309	1,536
Delek Group Ltd.	9,939	1,516
Amot Investments Ltd.	209,336	1,476
Melisron Ltd.	27,271	1,432
Phoenix Holdings Ltd.	226,181	1,410
Shufersal Ltd.	189,490	1,394
Gazit-Globe Ltd.	155,402	1,393
* Oil Refineries Ltd.	2,571,477	1,380
* Teva Pharmaceutical Industries Ltd. ADR	105,577	837
Migdal Insurance & Financial Holding Ltd.	528,473	644
Shikun & Binui Ltd.	127,326	438
* Africa Israel Investments Ltd.	1	—
		130,015
Italy (1.6%)
Enel SPA	13,901,948	95,098
Eni SPA	4,444,242	69,425
Intesa Sanpaolo SPA (Registered)	26,820,580	58,171
UniCredit SPA	3,994,833	47,037
Assicurazioni Generali SPA	2,337,784	43,601
Ferrari NV	224,454	36,143
Fiat Chrysler Automobiles NV	1,988,218	26,635
Atlantia SPA	958,475	24,648
Snam SPA	4,028,449	19,779
CNH Industrial NV	1,777,895	18,002
Terna Rete Elettrica Nazionale SPA	2,565,659	15,625
Moncler SPA	333,668	13,700
EXOR NV	190,549	13,270
Mediobanca Banca di Credito Finanziario SPA	1,280,195	12,822
* Telecom Italia SPA (Registered)	20,493,149	11,522
FinecoBank Banca Fineco SPA	1,089,028	10,834
Prysmian SPA	476,825	9,816
Davide Campari-Milano SPA	1,026,914	9,551
2 Poste Italiane SPA	832,811	8,888
Leonardo SPA	686,592	8,359
Tenaris SA	647,220	8,109
Recordati SPA	176,063	7,885
Italgas SPA	883,687	5,584
* Banco BPM SPA	2,693,492	5,022
* Saipem SPA	1,008,971	4,987
Hera SPA	1,331,712	4,959
Telecom Italia SPA (Bearer)	9,232,830	4,907
DiaSorin SPA	41,321	4,792

	A2A SPA	2,713,773	4,744
2	Pirelli & C SPA	792,253	4,666
	Unione di Banche Italiane SPA	1,717,892	4,410
	Banca Mediolanum SPA	481,066	3,442
	UnipolSai Assicurazioni SPA	1,100,371	2,869
	Salvatore Ferragamo SPA	126,291	2,649
	Buzzi Unicem SPA	127,528	2,592
*,^	Mediaset SPA	595,491	1,744
	Buzzi Unicem SPA Saving Shares	67,265	954
			627,241
Japan (16.9%)
	Toyota Motor Corp.	4,467,891	288,685
	SoftBank Group Corp.	3,050,636	155,760
	Sony Corp.	2,238,390	127,306
	Mitsubishi UFJ Financial Group Inc.	22,242,459	109,856
	Keyence Corp.	161,593	92,730
	Takeda Pharmaceutical Co. Ltd.	2,418,379	83,231
	Sumitomo Mitsui Financial Group Inc.	2,351,330	82,226
	KDDI Corp.	3,099,564	80,872
	Honda Motor Co. Ltd.	3,116,479	77,540
	Recruit Holdings Co. Ltd.	2,142,861	72,563
	Shin-Etsu Chemical Co. Ltd.	711,701	72,462
	Nintendo Co. Ltd.	190,914	70,236
	Daiichi Sankyo Co. Ltd.	1,136,861	69,084
	Central Japan Railway Co.	322,949	64,917
	Mizuho Financial Group Inc.	45,201,558	64,156
	Tokio Marine Holdings Inc.	1,176,741	62,463
	Kao Corp.	850,179	62,047
	Mitsubishi Corp.	2,304,263	61,875
	FANUC Corp.	345,917	61,479
	East Japan Railway Co.	651,616	59,737
	Hitachi Ltd.	1,654,491	58,660
	Daikin Industries Ltd.	472,471	58,642
	Nidec Corp.	417,755	55,860
	Fast Retailing Co. Ltd.	91,185	54,695
	Nippon Telegraph & Telephone Corp.	1,142,085	51,544
	Shiseido Co. Ltd.	693,855	51,057
	Hoya Corp.	660,726	50,666
	NTT DOCOMO Inc.	2,078,845	49,845
	Mitsui & Co. Ltd.	3,029,133	49,244
	Canon Inc.	1,808,288	49,043
	Astellas Pharma Inc.	3,383,578	47,952
	Tokyo Electron Ltd.	279,814	47,393
	Seven & i Holdings Co. Ltd.	1,380,519	47,114
	ITOCHU Corp.	2,455,365	46,752
	Murata Manufacturing Co. Ltd.	1,019,495	46,684
	Japan Tobacco Inc.	2,110,367	46,499
	Mitsubishi Electric Corp.	3,531,700	46,127
	Oriental Land Co. Ltd.	336,576	44,410
	Bridgestone Corp.	1,070,942	40,204
	Mitsubishi Estate Co. Ltd.	2,120,261	39,028
	Softbank Corp.	2,865,627	38,612
	Mitsui Fudosan Co. Ltd.	1,687,046	38,084
	SMC Corp.	103,138	37,373
	Komatsu Ltd.	1,630,911	36,468
	Denso Corp.	812,299	34,478
	Terumo Corp.	1,161,374	33,802

Kyocera Corp.	546,259	33,293
Daiwa House Industry Co. Ltd.	1,167,182	33,185
ORIX Corp.	2,305,953	32,910
Panasonic Corp.	3,809,770	32,125
Kirin Holdings Co. Ltd.	1,439,406	31,218
FUJIFILM Holdings Corp.	650,105	30,814
Kubota Corp.	1,988,787	30,678
Suzuki Motor Corp.	767,275	30,007
Sumitomo Corp.	1,999,545	29,671
Asahi Group Holdings Ltd.	683,286	29,596
Toshiba Corp.	917,321	29,269
MS&AD Insurance Group Holdings Inc.	879,812	28,839
Dai-ichi Life Holdings Inc.	1,958,511	28,792
Shionogi & Co. Ltd.	504,243	27,917
Chugai Pharmaceutical Co. Ltd.	385,964	27,615
Otsuka Holdings Co. Ltd.	748,516	27,527
Secom Co. Ltd.	346,906	27,187
Fujitsu Ltd.	343,107	26,776
West Japan Railway Co.	323,371	26,470
JXTG Holdings Inc.	5,512,435	25,941
Sumitomo Realty & Development Co. Ltd.	712,762	25,935
Sompo Holdings Inc.	619,967	25,675
Eisai Co. Ltd.	472,702	25,548
Subaru Corp.	1,095,238	25,526
Sysmex Corp.	340,090	24,692
Japan Post Holdings Co. Ltd.	2,348,854	23,025
Nippon Steel Corp.	1,445,557	22,648
Sumitomo Mitsui Trust Holdings Inc.	661,254	22,601
Asahi Kasei Corp.	2,217,029	22,554
Nissan Motor Co. Ltd.	3,449,739	22,423
Olympus Corp.	2,008,176	21,895
Aeon Co. Ltd.	1,249,486	21,621
Mitsubishi Heavy Industries Ltd.	506,827	20,907
Shimano Inc.	139,562	19,703
Unicharm Corp.	687,057	19,438
Tokyo Gas Co. Ltd.	777,366	19,404
Nomura Holdings Inc.	5,932,423	19,068
Bandai Namco Holdings Inc.	347,534	18,683
Toray Industries Inc.	2,693,852	18,532
NEC Corp.	447,986	18,313
Marubeni Corp.	2,777,003	18,002
Nitori Holdings Co. Ltd.	131,843	17,781
Chubu Electric Power Co. Inc.	1,247,497	17,610
Sekisui House Ltd.	1,037,361	17,442
MEIJI Holdings Co. Ltd.	238,444	16,559
Sumitomo Electric Industries Ltd.	1,336,896	16,541
TDK Corp.	213,954	16,427
Omron Corp.	342,025	16,272
Mitsubishi Chemical Holdings Corp.	2,258,012	16,031
Kansai Electric Power Co. Inc.	1,296,153	16,007
Daito Trust Construction Co. Ltd.	123,277	15,897
Resona Holdings Inc.	3,888,975	15,854
Ajinomoto Co. Inc.	866,980	15,535
Yaskawa Electric Corp.	466,994	15,454
Tokyu Corp.	878,622	15,385
Kintetsu Group Holdings Co. Ltd.	319,094	15,129
M3 Inc.	749,856	15,106

NTT Data Corp.	1,139,590	14,963
Kikkoman Corp.	326,248	14,832
Toyota Industries Corp.	284,760	14,783
Pan Pacific International Holdings Corp.	225,472	14,425
Ono Pharmaceutical Co. Ltd.	793,224	14,392
Rakuten Inc.	1,410,939	14,390
Makita Corp.	434,024	14,311
Inpex Corp.	1,627,178	14,271
Japan Exchange Group Inc.	957,385	14,031
Nitto Denko Corp.	280,654	13,822
Hankyu Hanshin Holdings Inc.	391,888	13,759
Advantest Corp.	357,112	13,752
* Tokyo Electric Power Co. Holdings Inc.	2,780,049	13,373
Yamaha Corp.	281,635	13,277
Obic Co. Ltd.	121,711	12,968
Dentsu Inc.	392,195	12,964
Osaka Gas Co. Ltd.	703,854	12,930
Taisei Corp.	369,957	12,764
Keio Corp.	206,120	12,754
MINEBEA MITSUMI Inc.	731,727	12,489
Yamato Holdings Co. Ltd.	635,679	12,480
Yahoo Japan Corp.	4,225,601	12,376
Yakult Honsha Co. Ltd.	219,108	12,353
Odakyu Electric Railway Co. Ltd.	546,932	12,211
Sumitomo Chemical Co. Ltd.	2,672,605	12,188
JFE Holdings Inc.	919,093	12,151
Sumitomo Metal Mining Co. Ltd.	423,385	12,026
Daiwa Securities Group Inc.	2,770,467	11,945
Nippon Paint Holdings Co. Ltd.	274,269	11,933
Idemitsu Kosan Co. Ltd.	423,546	11,672
* Nexon Co. Ltd.	735,726	11,645
Toyota Tsusho Corp.	401,314	11,616
Obayashi Corp.	1,211,615	11,475
Shimadzu Corp.	474,502	11,393
T&D Holdings Inc.	998,138	11,209
Dai Nippon Printing Co. Ltd.	533,851	11,197
MISUMI Group Inc.	495,067	11,110
Ricoh Co. Ltd.	1,208,279	11,067
Takeda Pharmaceutical Co. Ltd. ADR	623,184	10,968
Rohm Co. Ltd.	157,254	10,959
Nissan Chemical Corp.	244,255	10,682
Kajima Corp.	817,624	10,515
Santen Pharmaceutical Co. Ltd.	650,402	10,481
Tobu Railway Co. Ltd.	362,032	10,293
TOTO Ltd.	256,126	10,256
Koito Manufacturing Co. Ltd.	203,028	10,150
Isuzu Motors Ltd.	910,531	10,075
SG Holdings Co. Ltd.	380,700	10,064
Aisin Seiki Co. Ltd.	308,378	10,022
Mazda Motor Corp.	1,016,542	9,835
AGC Inc.	320,872	9,828
Nomura Research Institute Ltd.	550,500	9,747
Sekisui Chemical Co. Ltd.	646,189	9,551
Daifuku Co. Ltd.	171,949	9,404
Nagoya Railroad Co. Ltd.	340,601	9,377
SBI Holdings Inc.	404,391	9,194
Keisei Electric Railway Co. Ltd.	247,482	9,097

Trend Micro Inc.	208,219	9,079
Disco Corp.	49,268	9,042
Hikari Tsushin Inc.	40,723	8,978
Asahi Intecc Co. Ltd.	341,484	8,923
Suntory Beverage & Food Ltd.	224,068	8,891
FamilyMart UNY Holdings Co. Ltd.	414,832	8,857
Nisshin Seifun Group Inc.	466,824	8,822
Lion Corp.	447,889	8,792
Kose Corp.	51,195	8,727
Yamaha Motor Co. Ltd.	497,586	8,725
Hamamatsu Photonics KK	231,997	8,604
* PeptiDream Inc.	153,960	8,564
Tohoku Electric Power Co. Inc.	847,231	8,477
Nikon Corp.	625,401	8,444
Kyushu Electric Power Co. Inc.	841,096	8,357
Oji Holdings Corp.	1,593,703	8,241
Shimizu Corp.	1,022,096	8,225
Kyushu Railway Co.	287,208	8,183
Kobayashi Pharmaceutical Co. Ltd.	112,700	8,041
Marui Group Co. Ltd.	371,658	8,030
LIXIL Group Corp.	463,458	8,016
Yokogawa Electric Corp.	439,148	7,859
Toppan Printing Co. Ltd.	481,106	7,820
Toho Co. Ltd.	200,486	7,784
USS Co. Ltd.	391,596	7,755
Nissin Foods Holdings Co. Ltd.	124,895	7,752
Suzuken Co. Ltd.	139,757	7,702
Alfresa Holdings Corp.	318,866	7,688
Kyowa Kirin Co. Ltd.	460,752	7,594
TIS Inc.	144,006	7,475
Ryohin Keikaku Co. Ltd.	42,004	7,456
Keikyu Corp.	443,174	7,448
Kuraray Co. Ltd.	627,410	7,420
Nippon Express Co. Ltd.	130,268	7,342
* Renesas Electronics Corp.	1,239,300	7,284
Persol Holdings Co. Ltd.	300,780	7,275
Otsuka Corp.	183,770	7,246
Brother Industries Ltd.	407,447	7,214
Concordia Financial Group Ltd.	2,047,175	7,209
Keihan Holdings Co. Ltd.	177,213	7,183
Mitsui Chemicals Inc.	313,013	7,158
Konami Holdings Corp.	168,331	7,142
Tosoh Corp.	508,466	7,127
Pigeon Corp.	194,998	7,111
Sojitz Corp.	2,274,760	7,107
Seiko Epson Corp.	479,973	7,063
NGK Insulators Ltd.	471,377	7,011
Japan Post Bank Co. Ltd.	721,325	7,009
Fuji Electric Co. Ltd.	228,714	6,987
Showa Denko KK	257,675	6,913
Kansai Paint Co. Ltd.	349,226	6,896
CyberAgent Inc.	170,840	6,855
Alps Alpine Co. Ltd.	375,592	6,837
NGK Spark Plug Co. Ltd.	357,737	6,831
Sony Financial Holdings Inc.	279,888	6,781
Electric Power Development Co. Ltd.	301,834	6,757
NH Foods Ltd.	180,767	6,704

NSK Ltd.	790,576	6,685
Hakuhodo DY Holdings Inc.	425,343	6,671
Hoshizaki Corp.	94,313	6,663
Tsuruha Holdings Inc.	64,463	6,562
ANA Holdings Inc.	195,294	6,555
Konica Minolta Inc.	790,325	6,550
Toyo Suisan Kaisha Ltd.	162,611	6,539
Nippon Shinyaku Co. Ltd.	90,734	6,538
Sumitomo Heavy Industries Ltd.	202,390	6,525
Japan Airlines Co. Ltd.	206,438	6,465
Chugoku Electric Power Co. Inc.	512,279	6,393
Hirose Electric Co. Ltd.	60,931	6,384
Shizuoka Bank Ltd.	922,484	6,378
Stanley Electric Co. Ltd.	256,976	6,372
Coca-Cola Bottlers Japan Holdings Inc.	256,262	6,308
Amada Holdings Co. Ltd.	573,557	6,306
Mitsubishi Materials Corp.	227,204	6,249
Tokyu Fudosan Holdings Corp.	1,066,937	6,172
Toho Gas Co. Ltd.	159,912	6,081
Skylark Holdings Co. Ltd.	348,403	6,080
Seibu Holdings Inc.	386,131	6,071
Taiheiyo Cement Corp.	214,906	6,036
Nihon M&A Center Inc.	224,272	6,018
Sohgo Security Services Co. Ltd.	121,989	5,914
Yamada Denki Co. Ltd.	1,339,963	5,911
MediPal Holdings Corp.	277,707	5,899
Japan Post Insurance Co. Ltd.	351,985	5,870
ZOZO Inc.	310,237	5,850
Taisho Pharmaceutical Holdings Co. Ltd.	75,954	5,792
Kawasaki Heavy Industries Ltd.	263,900	5,742
Hitachi High-Technologies Corp.	112,156	5,651
IHI Corp.	236,687	5,640
Chiba Bank Ltd.	1,129,853	5,588
Teijin Ltd.	322,410	5,578
JSR Corp.	336,161	5,552
SUMCO Corp.	423,066	5,545
Azbil Corp.	229,448	5,477
Nabtesco Corp.	203,191	5,474
Hulic Co. Ltd.	634,347	5,449
Sumitomo Dainippon Pharma Co. Ltd.	296,489	5,445
J Front Retailing Co. Ltd.	456,237	5,356
Fukuoka Financial Group Inc.	290,598	5,322
Taiyo Nippon Sanso Corp.	257,674	5,283
Haseko Corp.	484,992	5,254
COMSYS Holdings Corp.	207,772	5,242
GMO Payment Gateway Inc.	72,493	5,238
Hisamitsu Pharmaceutical Co. Inc.	130,188	5,232
Kurita Water Industries Ltd.	201,935	5,098
Rohto Pharmaceutical Co. Ltd.	175,692	5,061
Bank of Kyoto Ltd.	129,886	5,041
THK Co. Ltd.	197,824	4,986
JGC Corp.	381,093	4,962
Mitsui OSK Lines Ltd.	200,422	4,916
Oracle Corp. Japan	59,108	4,908
House Foods Group Inc.	133,407	4,907
Mitsubishi Motors Corp.	1,115,033	4,907
Relo Group Inc.	185,080	4,905

Isetan Mitsukoshi Holdings Ltd.	616,457	4,901
Nippon Yusen KK	293,612	4,892
Kakaku.com Inc.	233,737	4,855
Miura Co. Ltd.	175,618	4,854
Square Enix Holdings Co. Ltd.	141,353	4,821
Toyo Seikan Group Holdings Ltd.	275,465	4,809
Aozora Bank Ltd.	208,722	4,783
Hitachi Chemical Co. Ltd.	174,649	4,776
JTEKT Corp.	401,002	4,754
Sankyu Inc.	87,900	4,719
Ebara Corp.	174,826	4,698
MonotaRO Co. Ltd.	212,264	4,634
Nankai Electric Railway Co. Ltd.	191,740	4,594
Itochu Techno-Solutions Corp.	179,184	4,593
Mitsubishi Tanabe Pharma Corp.	405,433	4,577
Ito En Ltd.	104,320	4,555
Denka Co. Ltd.	157,259	4,526
Rinnai Corp.	66,522	4,483
Matsumotokiyoshi Holdings Co. Ltd.	134,348	4,472
^ Taiyo Yuden Co. Ltd.	225,263	4,456
Casio Computer Co. Ltd.	388,702	4,434
NOF Corp.	123,100	4,406
Sega Sammy Holdings Inc.	343,563	4,404
Nichirei Corp.	189,426	4,383
Kewpie Corp.	193,269	4,373
Mebuki Financial Group Inc.	1,760,400	4,344
Park24 Co. Ltd.	199,956	4,322
Nomura Real Estate Holdings Inc.	212,312	4,299
Daicel Corp.	507,285	4,293
Air Water Inc.	261,618	4,276
Hitachi Construction Machinery Co. Ltd.	182,032	4,269
Lawson Inc.	85,335	4,264
Goldwin Inc.	31,000	4,263
Mitsubishi Gas Chemical Co. Inc.	317,609	4,227
Kyowa Exeo Corp.	175,400	4,213
Welcia Holdings Co. Ltd.	90,514	4,206
Tokyo Tatemono Co. Ltd.	358,416	4,182
Shinsei Bank Ltd.	276,424	4,175
Mitsubishi UFJ Lease & Finance Co. Ltd.	776,391	4,114
Kamigumi Co. Ltd.	178,584	4,105
Ezaki Glico Co. Ltd.	92,323	4,008
DIC Corp.	146,777	3,960
Iida Group Holdings Co. Ltd.	237,707	3,899
Hitachi Metals Ltd.	370,419	3,894
Kaneka Corp.	104,135	3,866
Calbee Inc.	136,552	3,852
Hino Motors Ltd.	479,885	3,850
Nihon Unisys Ltd.	116,300	3,817
Ube Industries Ltd.	179,998	3,748
SCREEN Holdings Co. Ltd.	69,071	3,743
Sawai Pharmaceutical Co. Ltd.	67,628	3,731
Sanwa Holdings Corp.	334,607	3,730
DeNA Co. Ltd.	195,407	3,727
Nippon Shokubai Co. Ltd.	56,726	3,682
Nifco Inc.	147,258	3,632
Nihon Kohden Corp.	132,350	3,622
Zenkoku Hosho Co. Ltd.	91,554	3,571

SCSK Corp.	74,991	3,560
Capcom Co. Ltd.	169,646	3,542
Ulvac Inc.	84,500	3,537
Horiba Ltd.	66,037	3,534
Morinaga & Co. Ltd.	75,300	3,531
Sotetsu Holdings Inc.	133,492	3,525
TechnoPro Holdings Inc.	62,100	3,507
AEON Financial Service Co. Ltd.	216,573	3,494
Kobe Steel Ltd.	542,718	3,482
Credit Saison Co. Ltd.	285,553	3,471
Yamazaki Baking Co. Ltd.	228,444	3,469
Nippon Kayaku Co. Ltd.	294,377	3,461
Asics Corp.	321,835	3,448
Kinden Corp.	226,898	3,432
Zensho Holdings Co. Ltd.	159,088	3,417
^ Tokai Carbon Co. Ltd.	347,900	3,409
Tokyo Century Corp.	82,183	3,397
Seino Holdings Co. Ltd.	271,902	3,387
Sumitomo Rubber Industries Ltd.	308,185	3,364
Sharp Corp.	267,267	3,352
Japan Airport Terminal Co. Ltd.	81,037	3,351
Pola Orbis Holdings Inc.	132,412	3,328
Aeon Mall Co. Ltd.	216,643	3,326
Sundrug Co. Ltd.	119,996	3,318
Takara Holdings Inc.	319,062	3,293
Ibiden Co. Ltd.	184,472	3,289
Seven Bank Ltd.	1,213,639	3,283
Yokohama Rubber Co. Ltd.	175,836	3,235
Mabuchi Motor Co. Ltd.	93,608	3,232
Kaken Pharmaceutical Co. Ltd.	66,465	3,220
Nippon Paper Industries Co. Ltd.	182,344	3,215
Kagome Co. Ltd.	138,228	3,202
K's Holdings Corp.	349,622	3,188
Nippon Electric Glass Co. Ltd.	142,485	3,186
Takashimaya Co. Ltd.	275,712	3,163
Benesse Holdings Inc.	134,941	3,158
Tsumura & Co.	114,591	3,158
Fancl Corp.	124,800	3,136
Mitsubishi Logistics Corp.	117,593	3,127
Daiichikosho Co. Ltd.	74,996	3,098
Hachijuni Bank Ltd.	820,758	3,093
ABC-Mart Inc.	48,786	3,083
* LINE Corp.	96,069	3,054
Maruichi Steel Tube Ltd.	115,908	3,051
Nagase & Co. Ltd.	208,969	3,045
Sankyo Co. Ltd.	86,482	2,977
Cosmos Pharmaceutical Corp.	16,021	2,950
Sugi Holdings Co. Ltd.	60,816	2,927
Shimamura Co. Ltd.	41,175	2,911
Sumitomo Forestry Co. Ltd.	232,057	2,905
OSG Corp.	144,126	2,861
PALTAC Corp.	58,400	2,851
Yamaguchi Financial Group Inc.	408,100	2,849
Zeon Corp.	246,160	2,847
Nishi-Nippon Railroad Co. Ltd.	134,113	2,829
Furukawa Electric Co. Ltd.	105,026	2,817
Rengo Co. Ltd.	369,988	2,810

NOK Corp.	191,033	2,805
Izumi Co. Ltd.	73,482	2,756
Ain Holdings Inc.	50,198	2,746
Morinaga Milk Industry Co. Ltd.	70,000	2,716
Tokuyama Corp.	117,500	2,705
OKUMA Corp.	51,772	2,692
Ushio Inc.	209,980	2,679
Bic Camera Inc.	270,152	2,663
Chugoku Bank Ltd.	301,263	2,634
Dowa Holdings Co. Ltd.	83,351	2,632
Kyushu Financial Group Inc.	687,230	2,608
Shikoku Electric Power Co. Inc.	276,953	2,605
Aica Kogyo Co. Ltd.	90,300	2,601
SHO-BOND Holdings Co. Ltd.	75,200	2,581
GS Yuasa Corp.	137,582	2,573
Sapporo Holdings Ltd.	113,131	2,552
Fuji Oil Holdings Inc.	81,900	2,521
Wacoal Holdings Corp.	103,924	2,521
Acom Co. Ltd.	711,972	2,515
Daido Steel Co. Ltd.	65,948	2,504
Penta-Ocean Construction Co. Ltd.	514,600	2,492
Gunma Bank Ltd.	721,051	2,484
DMG Mori Co. Ltd.	170,234	2,466
Glory Ltd.	91,818	2,425
FP Corp.	39,023	2,406
Sumitomo Osaka Cement Co. Ltd.	62,720	2,395
Hitachi Transport System Ltd.	76,998	2,395
Nipro Corp.	215,302	2,387
TS Tech Co. Ltd.	86,138	2,371
Hiroshima Bank Ltd.	493,321	2,358
Cosmo Energy Holdings Co. Ltd.	114,043	2,351
Maeda Road Construction Co. Ltd.	110,597	2,347
Open House Co. Ltd.	53,800	2,344
Toyo Tire Corp.	178,187	2,328
Toyoda Gosei Co. Ltd.	125,357	2,305
^ Pilot Corp.	60,370	2,280
Hokuhoku Financial Group Inc.	227,430	2,279
Kansai Mirai Financial Group Inc.	339,200	2,278
Citizen Watch Co. Ltd.	457,226	2,275
Kyudenko Corp.	72,061	2,231
* Hokuriku Electric Power Co.	310,740	2,225
NHK Spring Co. Ltd.	281,248	2,205
^ Sanrio Co. Ltd.	109,250	2,204
Iyo Bank Ltd.	453,241	2,203
Mitsui Mining & Smelting Co. Ltd.	94,900	2,180
Fukuyama Transporting Co. Ltd.	56,716	2,135
Miraca Holdings Inc.	94,316	2,132
Toda Corp.	386,908	2,119
Mochida Pharmaceutical Co. Ltd.	50,244	2,110
Autobacs Seven Co. Ltd.	129,595	2,109
Fuji Seal International Inc.	71,800	2,104
Daishi Hokuetsu Financial Group Inc.	77,319	2,055
Topcon Corp.	175,846	2,053
Kokuyo Co. Ltd.	152,000	2,050
Nippon Gas Co. Ltd.	72,400	2,032
Shiga Bank Ltd.	91,690	2,022
NTN Corp.	722,841	2,006

	Fuyo General Lease Co. Ltd.	33,600	1,994
	NS Solutions Corp.	59,121	1,992
	Maruha Nichiro Corp.	67,300	1,966
	Shimachu Co. Ltd.	88,191	1,946
	Ariake Japan Co. Ltd.	31,385	1,939
	Koei Tecmo Holdings Co. Ltd.	101,060	1,936
	Japan Steel Works Ltd.	108,450	1,888
	Shochiku Co. Ltd.	17,034	1,865
	Sumitomo Bakelite Co. Ltd.	54,800	1,864
	Yaoko Co. Ltd.	40,700	1,864
	Toyobo Co. Ltd.	148,924	1,858
	Maeda Corp.	247,300	1,853
	77 Bank Ltd.	129,005	1,839
	GMO internet Inc.	112,300	1,826
	Nisshinbo Holdings Inc.	232,366	1,809
	Takara Bio Inc.	92,100	1,809
	Nishi-Nippon Financial Holdings Inc.	254,176	1,795
	Kyoritsu Maintenance Co. Ltd.	41,700	1,795
*,^	Kawasaki Kisen Kaisha Ltd.	140,382	1,793
	Kusuri no Aoki Holdings Co. Ltd.	27,012	1,786
	Canon Marketing Japan Inc.	92,156	1,765
	Lintec Corp.	83,599	1,759
	Benefit One Inc.	102,800	1,756
	H2O Retailing Corp.	152,402	1,722
	Hokkaido Electric Power Co. Inc.	303,026	1,716
	Resorttrust Inc.	117,326	1,700
	Nippo Corp.	89,159	1,699
	GungHo Online Entertainment Inc.	64,136	1,692
	Tadano Ltd.	186,724	1,679
	Megmilk Snow Brand Co. Ltd.	78,269	1,673
	San-In Godo Bank Ltd.	271,615	1,641
	Fujikura Ltd.	440,096	1,610
	Hitachi Capital Corp.	77,499	1,587
	Itoham Yonekyu Holdings Inc.	239,790	1,571
	Awa Bank Ltd.	68,954	1,565
	Heiwa Corp.	75,315	1,545
	Kandenko Co. Ltd.	176,828	1,542
	Matsui Securities Co. Ltd.	183,660	1,525
	Yamato Kogyo Co. Ltd.	58,599	1,516
	Aoyama Trading Co. Ltd.	80,500	1,499
	Fujitsu General Ltd.	93,730	1,498
	Toyota Boshoku Corp.	104,525	1,467
	HIS Co. Ltd.	59,688	1,456
	Shima Seiki Manufacturing Ltd.	49,500	1,447
	Noevir Holdings Co. Ltd.	25,400	1,326
	Kissei Pharmaceutical Co. Ltd.	53,628	1,325
	Tokai Rika Co. Ltd.	76,479	1,253
	Ichigo Inc.	342,216	1,237
	Orient Corp.	1,023,987	1,198
*	Aiful Corp.	585,379	1,193
	North Pacific Bank Ltd.	506,668	1,130
	Tokai Tokyo Financial Holdings Inc.	369,328	1,121
	KYORIN Holdings Inc.	66,370	1,116
	OBIC Business Consultants Co. Ltd.	25,684	1,105
	Japan Petroleum Exploration Co. Ltd.	50,458	1,099
	Japan Aviation Electronics Industry Ltd.	76,747	1,069
	Fuji Media Holdings Inc.	80,000	1,041

	Toshiba Plant Systems & Services Corp.	61,300	1,026
	Nissan Shatai Co. Ltd.	118,747	993
	Tokyo Broadcasting System Holdings Inc.	58,479	991
	Exedy Corp.	48,016	979
	Komeri Co. Ltd.	47,121	968
	ASKUL Corp.	35,369	882
	SKY Perfect JSAT Holdings Inc.	209,772	828
	Nippon Television Holdings Inc.	49,000	674
	Mitsubishi Shokuhin Co. Ltd.	24,208	609
	TV Asahi Holdings Corp.	36,641	601
*	Aplus Financial Co. Ltd.	275,986	184
	Toppan Forms Co. Ltd.	8,473	74
	COLOPL Inc.	3,346	21
*	Mitsui E&S Holdings Co. Ltd.	937	8
*,^	Japan Display Inc.	7,900	5
			6,435,892
Kuwait (0.2%)
	National Bank of Kuwait SAKP	10,595,321	34,772
	Kuwait Finance House KSCP	6,156,672	15,750
	Mobile Telecommunications Co. KSC	4,021,774	7,629
	Ahli United Bank BSC	7,774,531	7,337
	Agility Public Warehousing Co. KSC	1,715,366	4,514
	Boubyan Bank KSCP	1,628,129	3,220
	Gulf Bank KSCP	2,644,571	2,760
	Humansoft Holding Co. KSC	194,605	2,090
	Boubyan Petrochemicals Co. KSCP	686,154	1,959
			80,031
Luxembourg (0.0%)
	Tenaris SA ADR	88,688	2,215

Malaysia (0.7%)
	Public Bank Bhd. (Local)	5,546,519	29,382
	Tenaga Nasional Bhd.	6,955,300	23,218
	Malayan Banking Bhd.	10,540,400	22,049
	CIMB Group Holdings Bhd.	12,222,873	14,998
	Axiata Group Bhd.	7,954,424	9,659
	Petronas Chemicals Group Bhd.	4,988,768	9,041
	DiGi.Com Bhd.	6,717,366	8,119
	Maxis Bhd.	5,092,000	6,998
	IHH Healthcare Bhd.	5,052,400	6,995
	Sime Darby Plantation Bhd.	6,168,705	6,876
	Dialog Group Bhd.	8,228,200	6,864
	Genting Bhd.	4,050,900	6,727
	IOI Corp. Bhd.	5,975,965	6,052
	Petronas Gas Bhd.	1,421,250	5,531
	PPB Group Bhd.	1,204,560	5,459
	Genting Malaysia Bhd.	5,213,000	4,870
	Hong Leong Bank Bhd.	1,115,600	4,845
	Kuala Lumpur Kepong Bhd.	832,800	4,761
	MISC Bhd.	2,658,023	4,637
	Nestle Malaysia Bhd.	109,600	3,944
	Press Metal Aluminium Holdings Bhd.	3,525,900	3,878
	AMMB Holdings Bhd.	3,583,200	3,665
	Gamuda Bhd.	4,081,800	3,658
	RHB Bank Bhd. (Common Shares)	2,732,100	3,637
	Sime Darby Bhd.	6,521,205	3,449

	Malaysia Airports Holdings Bhd.	1,689,800	3,423
	IJM Corp. Bhd.	6,023,540	3,390
	Hartalega Holdings Bhd.	2,638,600	3,159
	Top Glove Corp. Bhd.	2,808,400	3,082
	Petronas Dagangan Bhd.	535,200	3,039
	HAP Seng Consolidated Bhd.	1,220,900	2,924
	YTL Corp. Bhd.	8,759,166	2,180
	Telekom Malaysia Bhd.	1,976,100	1,954
	Westports Holdings Bhd.	2,007,896	1,942
	Alliance Bank Malaysia Bhd.	2,154,700	1,917
	Hong Leong Financial Group Bhd.	411,035	1,789
	Sime Darby Property Bhd.	6,894,705	1,628
	KLCCP Stapled Group Bhd.	765,400	1,452
	British American Tobacco Malaysia Bhd.	248,700	1,358
	QL Resources Bhd.	801,100	1,333
	AirAsia Group Bhd.	2,779,700	1,316
	YTL Power International Bhd.	6,196,711	1,169
	IOI Properties Group Bhd.	3,209,700	977
2	Astro Malaysia Holdings Bhd.	2,650,368	928
	Fraser & Neave Holdings Bhd.	109,200	912
*	FGV Holdings Bhd.	3,173,600	866
*	UEM Sunrise Bhd.	2,761,900	533
	MMC Corp. Bhd.	966,000	257
*	Bumi Armada Bhd.	3,152,300	174
	Sapura Energy Bhd.	1,571,096	113
	UMW Holdings Bhd.	7,200	9
*,§	RHB Bank Bhd.	1,187,500	3
			251,139
Malta (0.0%)
*,§	BGP Holdings PLC	3,738,510	—

Mexico (0.7%)
	Fomento Economico Mexicano SAB de CV	3,784,412	34,302
	America Movil SAB de CV	48,351,983	34,011
	Wal-Mart de Mexico SAB de CV	9,207,161	27,164
	Grupo Financiero Banorte SAB de CV	5,048,766	25,418
	Grupo Mexico SAB de CV Class B	6,382,436	15,617
	Grupo Televisa SAB	4,443,842	8,425
	Grupo Bimbo SAB de CV Class A	4,414,152	8,407
	Grupo Elektra SAB DE CV	115,406	7,796
	Fibra Uno Administracion SA de CV	5,377,998	6,912
	Grupo Aeroportuario del Pacifico SAB de CV Class B	623,763	6,260
	Elis SA	337,160	6,239
	Grupo Aeroportuario del Sureste SAB de CV Class B	365,202	5,545
	Coca-Cola Femsa SAB de CV	901,546	5,540
	Cemex SAB de CV ADR	1,420,135	5,056
	Grupo Financiero Inbursa SAB de CV	4,091,729	5,022
	Cemex SAB de CV	12,875,682	4,575
	Alfa SAB de CV Class A	5,258,735	4,555
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero
	Santand	3,081,423	4,403
	Arca Continental SAB de CV	707,290	3,762
	Infraestructura Energetica Nova SAB de CV	944,060	3,646
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	591,376	3,642
	Mexichem SAB de CV	1,909,498	3,498
	Gruma SAB de CV Class B	372,950	3,418
	Promotora y Operadora de Infraestructura SAB de CV	376,052	3,387

	Kimberly-Clark de Mexico SAB de CV Class A	1,396,651	2,903
	Grupo Carso SAB de CV	854,285	2,755
2	Banco del Bajio SA	1,302,200	2,450
	Megacable Holdings SAB de CV	510,729	2,176
	Industrias Penoles SAB de CV	223,291	2,067
	Regional SAB de CV	413,620	1,981
*	Alsea SAB de CV	893,410	1,821
	El Puerto de Liverpool SAB de CV	359,508	1,746
	Becle SAB de CV	933,700	1,385
*	Telesites SAB de CV	2,182,083	1,300
	Industrias Bachoco SAB de CV Class B	272,288	1,232
	Grupo Lala SAB de CV	973,548	1,053
2	GMexico Transportes SAB de CV	736,900	845
	Grupo Comercial Chedraui SA de CV	518,255	781
	Alpek SAB de CV	617,867	666
	Concentradora Fibra Danhos SA de CV	378,573	514
2	Nemak SAB de CV	1,013,599	465
*	Organizacion Soriana SAB de CV Class B	116,624	123
*	Grupo Simec SAB de CV Class B	15,974	46
	Promotora y Operadora de Infraestructura SAB de CV Class L	4,991	30
	Gentera SAB de CV	7,062	6
			262,945
Netherlands (2.3%)
	ASML Holding NV	707,226	157,587
	Unilever NV	2,609,159	151,237
	ING Groep NV	6,974,995	77,393
	Koninklijke Philips NV	1,646,259	77,227
	Koninklijke Ahold Delhaize NV	1,989,302	45,183
	Heineken NV	418,152	44,863
	Koninklijke DSM NV	312,898	38,764
	Akzo Nobel NV	408,732	38,566
	Wolters Kluwer NV	475,910	34,497
	Unibail-Rodamco-Westfield	240,593	32,194
	NN Group NV	609,640	22,905
	Heineken Holding NV	189,342	19,133
	ArcelorMittal	1,075,102	17,055
	Koninklijke KPN NV	5,937,398	16,930
	Aegon NV	3,128,066	15,415
2	ABN AMRO Bank NV	737,839	14,770
*	Galapagos NV	83,150	14,427
*,2	Adyen NV	17,795	13,446
	Randstad NV	197,239	9,900
	ASR Nederland NV	238,042	8,945
	Aalberts NV	172,346	6,934
	Koninklijke Vopak NV	121,560	5,993
2	Signify NV	189,207	5,137
*	OCI NV	177,284	4,624
^	Boskalis Westminster	149,802	3,383
	VEON Ltd.	990,198	3,098
2	GrandVision NV	85,440	2,561
			882,167
New Zealand (0.2%)
*	a2 Milk Co. Ltd.	1,314,681	15,448
	Fisher & Paykel Healthcare Corp. Ltd.	1,015,881	10,950
	Auckland International Airport Ltd.	1,710,311	10,419
	Spark New Zealand Ltd.	3,361,043	8,761

Meridian Energy Ltd.	2,407,905	7,411
Ryman Healthcare Ltd.	776,541	6,548
Contact Energy Ltd.	1,256,692	6,412
Fletcher Building Ltd.	1,553,416	5,049
SKYCITY Entertainment Group Ltd.	1,351,127	3,545
Mercury NZ Ltd.	1,152,565	3,447
Kiwi Property Group Ltd.	2,927,126	3,111
Air New Zealand Ltd.	1,024,536	1,824
SKY Network Television Ltd.	4,575	4
		82,929
Norway (0.5%)
DNB ASA	1,903,704	34,058
Equinor ASA	1,751,687	31,408
Telenor ASA	1,184,752	24,007
Mowi ASA	761,840	18,309
Yara International ASA	316,730	14,839
Orkla ASA	1,396,472	11,878
Norsk Hydro ASA	2,384,162	8,109
Gjensidige Forsikring ASA	306,404	5,951
^ Aker BP ASA	189,564	5,364
Subsea 7 SA	426,335	4,570
Schibsted ASA Class B	170,002	4,383
Salmar ASA	90,623	4,186
Schibsted ASA Class A	143,619	3,862
Leroy Seafood Group ASA	442,006	2,779
* Adevinta ASA Class B	221,998	2,462
Aker ASA	41,308	2,174
* Adevinta ASA Class A	162,286	1,826
		180,165
Pakistan (0.0%)
Oil & Gas Development Co. Ltd.	1,167,200	926
Habib Bank Ltd.	1,168,906	881
Pakistan Petroleum Ltd.	1,027,880	859
Fauji Fertilizer Co. Ltd.	1,134,600	678
* National Bank of Pakistan	1,149,000	240
		3,584
Peru (0.0%)
Cia de Minas Buenaventura SAA ADR	383,384	5,843
Volcan Cia Minera SAA Class B	1,909,539	277
		6,120
Philippines (0.3%)
SM Investments Corp.	861,999	16,857
Ayala Land Inc.	12,581,957	12,268
SM Prime Holdings Inc.	16,117,237	11,523
BDO Unibank Inc.	3,559,960	10,236
Ayala Corp.	450,078	8,448
JG Summit Holdings Inc.	5,059,379	6,461
Bank of the Philippine Islands	3,164,382	5,577
International Container Terminal Services Inc.	2,004,224	5,305
Universal Robina Corp.	1,606,539	5,034
PLDT Inc.	212,062	4,759
Metropolitan Bank & Trust Co.	2,885,406	4,289
Jollibee Foods Corp.	696,395	3,539
Manila Electric Co.	476,601	3,410
GT Capital Holdings Inc.	170,957	3,104
Metro Pacific Investments Corp.	26,669,500	2,507

	Megaworld Corp.	19,550,706	2,348
	San Miguel Food and Beverage Inc.	1,168,150	2,328
	San Miguel Corp.	637,630	2,226
	Globe Telecom Inc.	52,234	2,202
	Alliance Global Group Inc.	6,981,299	2,131
	Aboitiz Power Corp.	2,627,332	1,824
	DMCI Holdings Inc.	6,888,996	1,371
	LT Group Inc.	4,846,041	1,341
	Bloomberry Resorts Corp.	5,774,450	1,299
	Semirara Mining & Power Corp. Class A	1,973,684	891
	Petron Corp.	2,840,573	309
	Aboitiz Equity Ventures Inc.	1,754	2
			121,589
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,524,978	16,059
	Polski Koncern Naftowy ORLEN SA	559,914	14,030
	Powszechny Zaklad Ubezpieczen SA	1,012,762	10,892
	Bank Polska Kasa Opieki SA	288,948	7,676
	CD Projekt SA	112,617	6,657
*	KGHM Polska Miedz SA	246,296	5,955
	Polskie Gornictwo Naftowe i Gazownictwo SA	3,024,176	4,385
	Santander Bank Polska SA	51,868	4,365
	Grupa Lotos SA	176,260	3,959
	Cyfrowy Polsat SA	464,547	3,593
	LPP SA	1,570	3,172
*,2	Dino Polska SA	83,506	3,139
*	PGE Polska Grupa Energetyczna SA	1,293,819	2,959
*	mBank SA	21,631	1,942
*	Alior Bank SA	976	12
	Bank Handlowy w Warszawie SA	815	11
*	Bank Millennium SA	4,847	10
	Asseco Poland SA	592	8
2	PLAY Communications SA	717	6
*	Orange Polska SA	652	1
	Eurocash SA	218	1
	CCC SA	11	—
			88,832
Portugal (0.1%)
	EDP - Energias de Portugal SA	3,992,630	14,616
	Galp Energia SGPS SA	916,737	14,272
	Jeronimo Martins SGPS SA	450,504	7,269
	EDP Renovaveis SA	258,279	2,659
*	Banco Espirito Santo SA	3,873,216	12
			38,828
Qatar (0.3%)
	Qatar National Bank QPSC	8,036,580	43,076
	Industries Qatar QSC	3,589,520	11,072
	Qatar Islamic Bank SAQ	2,082,440	9,390
	Masraf Al Rayan QSC	6,693,710	7,037
*	Mesaieed Petrochemical Holding Co.	7,762,308	5,532
	Commercial Bank PQSC	3,580,980	4,728
	Qatar Fuel QSC	766,538	4,434
	Qatar Electricity & Water Co. QSC	960,970	4,121
	Barwa Real Estate Co.	3,588,370	3,520
	Qatar Gas Transport Co. Ltd.	5,160,050	3,350
	Ooredoo QPSC	1,513,260	2,968

Qatar International Islamic Bank QSC	1,079,007	2,237
Doha Bank QPSC	2,917,080	2,189
Qatar Insurance Co. SAQ	2,253,388	2,158
Qatar Navigation QSC	1,076,520	1,965
Vodafone Qatar QSC	3,185,325	1,231
Qatar Aluminum Manufacturing Co.	4,972,020	1,190
United Development Co. QSC	2,911,530	1,111
* Gulf International Services QSC	1,526,190	711
* Ezdan Holding Group QSC	2,640,510	489
Al Meera Consumer Goods Co. QSC	84,160	340
		112,849
Russia (1.1%)
Lukoil PJSC ADR	742,467	60,933
Gazprom PJSC ADR	7,473,103	54,624
Sberbank of Russia PJSC	13,039,056	47,575
Novatek PJSC	1,928,545	39,929
Tatneft PJSC ADR	420,959	29,213
Sberbank of Russia PJSC ADR	1,294,425	19,313
MMC Norilsk Nickel PJSC ADR	772,511	17,798
Gazprom PJSC	3,909,847	14,492
Rosneft Oil Co. PJSC GDR	1,929,319	12,726
LUKOIL PJSC	132,304	10,822
AK Transneft OAO Preference Shares	2,811	6,961
Surgutneftegas OAO Preference Shares	13,141,000	6,441
Magnit PJSC GDR	438,894	6,326
Alrosa PJSC	4,359,680	5,575
Surgutneftegas PJSC ADR	1,231,866	5,138
Severstal PJSC GDR	312,475	5,011
Inter RAO UES PJSC	69,408,300	4,867
Mobile TeleSystems PJSC	1,071,502	4,453
Novolipetsk Steel PJSC	1,827,403	4,319
Polyus PJSC GDR	78,591	3,980
Moscow Exchange MICEX-RTS PJSC	2,454,154	3,585
Tatneft PJSC	274,300	3,192
VTB Bank PJSC GDR	2,300,991	3,051
Mobile TeleSystems PJSC ADR	331,569	2,709
VTB Bank PJSC	4,030,378,867	2,685
PhosAgro PJSC GDR	175,962	2,190
Magnitogorsk Iron & Steel Works PJSC	3,002,648	2,016
MMC Norilsk Nickel PJSC	8,564	1,966
Tatneft PAO Preference Shares	171,280	1,811
RusHydro PJSC	198,154,634	1,758
Aeroflot PJSC	970,911	1,630
Rosneft Oil Co. PJSC	201,420	1,332
Magnit PJSC	22,118	1,313
Federal Grid Co. Unified Energy System PJSC	450,626,667	1,301
Rostelecom PJSC	790,068	1,022
Rostelecom PJSC ADR	118,592	913
ROSSETI PJSC	48,484,896	907
Polyus PJSC	8,407	852
Bashneft PAO Preference Shares	33,136	836
Unipro PJSC	18,049,100	754
Sistema PJSFC GDR	191,390	733
* RussNeft PJSC	74,191	697
Surgutneftegas PJSC	1,328,600	564
Mosenergo PJSC	13,331,000	479
Sberbank of Russia ADR	30,144	447

Safmar Financial Investment	36,120	271
Severstal PJSC	15,200	245
TMK PJSC	239,190	219
Sistema PJSFC	986,400	187
Novatek PJSC GDR	544	113
LSR Group PJSC GDR	11,297	28
Novorossiysk Commercial Sea Port PJSC	109,000	13
* Mechel PJSC	6,352	7
		400,322
Saudi Arabia (0.4%)
Saudi Basic Industries Corp.	750,648	21,440
Al Rajhi Bank	1,051,363	19,231
National Commercial Bank	1,169,327	17,071
Saudi Telecom Co.	525,560	15,089
Riyad Bank	1,134,778	7,861
Samba Financial Group	826,001	7,166
* Saudi Arabian Mining Co.	335,232	4,211
Saudi Arabian Fertilizer Co.	154,502	3,620
Alinma Bank	511,694	3,421
Almarai Co. JSC	242,020	3,257
Saudi Electricity Co.	588,969	3,066
* Sahara International Petrochemical Co.	524,169	2,788
* Saudi Kayan Petrochemical Co.	851,991	2,554
Yanbu National Petrochemical Co.	143,336	2,249
Saudi Industrial Investment Group	343,460	2,155
* Etihad Etisalat Co.	311,635	2,023
* National Industrialization Co.	485,495	1,991
Bank AlBilad	256,913	1,983
* Mobile Telecommunications Co. Saudi Arabia	466,879	1,756
* Savola Group	195,459	1,668
Bank Al-Jazira	367,726	1,478
* Rabigh Refining & Petrochemical Co.	270,075	1,392
* Emaar Economic City	499,694	1,377
Jarir Marketing Co.	29,971	1,332
Advanced Petrochemical Co.	83,663	1,305
* Co for Cooperative Insurance	60,177	1,189
* Dar Al Arkan Real Estate Development Co.	362,523	1,105
Seera Group Holding	223,323	1,093
National Petrochemical Co.	168,605	1,088
Saudi Cement Co.	55,609	1,052
Bupa Arabia for Cooperative Insurance Co.	38,941	1,039
* Saudi Arabian Amiantit Co.	529,315	837
Eastern Province Cement Co.	93,775	819
* Methanol Chemicals Co.	352,267	786
* Aseer Trading Tourism & Manufacturing Co.	245,074	600
* Saudi Research & Marketing Group	23,841	572
Saudi Airlines Catering Co.	23,375	562
Arabian Cement Co.	68,117	538
Saudi Pharmaceutical Industries & Medical Appliances Corp.	75,560	526
Aldrees Petroleum and Transport Services Co.	48,105	495
* Dallah Healthcare Co.	32,447	459
Mouwasat Medical Services Co.	18,950	442
Mediterranean & Gulf Insurance & Reinsurance Co.	109,487	437
Alandalus Property Co.	107,932	437
* Najran Cement Co.	180,516	418
* Fawaz Abdulaziz Al Hokair & Co.	58,849	347
* Saudi Ceramic Co.	55,447	331

* Red Sea International Co.	84,720	320
* Saudi Real Estate Co.	95,201	303
Abdullah Al Othaim Markets Co.	12,188	277
* Zamil Industrial Investment Co.	62,658	274
* Bawan Co.	70,792	272
Yanbu Cement Co.	30,058	271
* Yamama Cement Co.	49,518	253
* Middle East Healthcare Co.	30,177	221
United Electronics Co.	10,870	220
Qassim Cement Co.	14,371	200
Herfy Food Services Co.	12,935	186
United International Transportation Co.	18,750	170
* Abdul Mohsen Al-Hokair Tourism and Development Co.	36,189	140
* Saudi Marketing Co.	23,768	100
* Al Hammadi Co. for Development and Investment	13,703	80
		149,943
Singapore (0.9%)
DBS Group Holdings Ltd.	3,225,248	61,495
Oversea-Chinese Banking Corp. Ltd.	5,944,811	49,495
United Overseas Bank Ltd.	2,288,150	43,596
Singapore Telecommunications Ltd.	13,250,296	31,963
Keppel Corp. Ltd.	2,605,379	12,039
CapitaLand Ltd.	4,568,241	11,968
Wilmar International Ltd.	3,538,607	10,229
Ascendas REIT	4,399,187	9,767
Singapore Exchange Ltd.	1,545,658	8,868
Singapore Technologies Engineering Ltd.	2,761,822	8,471
CapitaLand Mall Trust	4,396,951	8,356
ComfortDelGro Corp. Ltd.	3,730,649	7,312
Genting Singapore Ltd.	10,463,964	6,963
CapitaLand Commercial Trust	4,391,551	6,559
Singapore Airlines Ltd.	869,824	6,090
City Developments Ltd.	854,861	5,999
Venture Corp. Ltd.	449,151	5,012
Suntec REIT	3,506,872	4,847
UOL Group Ltd.	894,967	4,756
Jardine Cycle & Carriage Ltd.	184,739	4,520
Mapletree Commercial Trust	3,004,400	4,514
Singapore Press Holdings Ltd.	2,738,557	4,379
Mapletree Logistics Trust	3,820,400	4,272
SATS Ltd.	1,137,915	3,965
Mapletree North Asia Commercial Trust	3,283,900	3,386
Mapletree Industrial Trust	2,018,200	3,300
Sembcorp Industries Ltd.	1,663,291	2,814
Keppel REIT	2,859,000	2,575
Golden Agri-Resources Ltd.	11,986,001	2,560
Hutchison Port Holdings Trust	9,402,208	2,056
Singapore Post Ltd.	2,606,164	1,825
* Sembcorp Marine Ltd.	1,410,477	1,373
Olam International Ltd.	896,900	1,264
StarHub Ltd.	978,937	1,073
Wing Tai Holdings Ltd.	639,240	980
SIA Engineering Co. Ltd.	405,309	780
Frasers Property Ltd.	583,000	768
		350,189

South Africa (1.6%)
	Naspers Ltd.	761,894	185,719
	Standard Bank Group Ltd.	2,287,408	28,442
	MTN Group Ltd.	3,198,682	25,050
	FirstRand Ltd.	5,741,488	24,567
	Sasol Ltd.	997,535	21,570
	Sanlam Ltd.	3,144,118	16,273
	Absa Group Ltd.	1,285,587	14,245
	AngloGold Ashanti Ltd.	736,944	12,664
	Bid Corp. Ltd.	600,119	12,553
	Nedbank Group Ltd.	709,611	11,857
	Remgro Ltd.	950,278	11,793
	Old Mutual Ltd. (London Shares)	8,205,512	10,787
	Shoprite Holdings Ltd.	847,125	9,101
	Growthpoint Properties Ltd.	5,446,610	9,038
	Vodacom Group Ltd.	1,037,385	8,480
	Capitec Bank Holdings Ltd.	96,195	7,902
	Bidvest Group Ltd.	597,293	7,649
	Gold Fields Ltd.	1,448,112	7,396
	RMB Holdings Ltd.	1,364,207	7,173
*	MultiChoice Group Ltd.	754,958	7,057
	Woolworths Holdings Ltd.	1,725,329	6,590
	Anglo American Platinum Ltd.	110,924	6,585
*	Impala Platinum Holdings Ltd.	1,222,862	6,524
	Clicks Group Ltd.	438,624	6,230
	Redefine Properties Ltd.	9,627,295	5,890
	Discovery Ltd.	621,846	5,706
	Mr Price Group Ltd.	453,361	5,565
	NEPI Rockcastle plc	607,622	5,484
^	Exxaro Resources Ltd.	452,257	5,244
	Foschini Group Ltd.	420,574	4,838
*,^	Sibanye Gold Ltd.	3,788,222	4,685
	PSG Group Ltd.	291,948	4,646
	Tiger Brands Ltd.	288,117	4,460
	SPAR Group Ltd.	346,362	4,427
	Mondi Ltd.	200,265	4,356
	Aspen Pharmacare Holdings Ltd.	669,101	4,200
	Life Healthcare Group Holdings Ltd.	2,508,004	3,949
	Sappi Ltd.	1,037,668	3,763
	AVI Ltd.	583,422	3,530
	Truworths International Ltd.	783,351	3,392
	Barloworld Ltd.	378,269	3,171
	Fortress REIT Ltd. Class A	2,095,810	3,116
	Kumba Iron Ore Ltd.	93,961	3,092
	Investec Ltd.	539,525	3,083
	Netcare Ltd.	2,636,164	3,074
	Telkom SA SOC Ltd.	508,727	3,038
	Rand Merchant Investment Holdings Ltd.	1,406,533	3,017
*	Northam Platinum Ltd.	646,746	2,840
	Pick n Pay Stores Ltd.	589,748	2,743
	African Rainbow Minerals Ltd.	190,781	2,350
	Resilient REIT Ltd.	523,442	2,243
*	Harmony Gold Mining Co. Ltd.	851,695	2,110
	Momentum Metropolitan Holdings	1,772,722	2,087
	Hyprop Investments Ltd.	426,973	2,071
	Pioneer Foods Group Ltd.	251,807	1,806
	Vukile Property Fund Ltd.	1,275,698	1,677

	KAP Industrial Holdings Ltd.	4,407,852	1,587
	Liberty Holdings Ltd.	204,398	1,546
	Assore Ltd.	61,563	1,501
	Santam Ltd.	70,156	1,444
	Motus Holdings Ltd.	273,460	1,409
^,2	Pepkor Holdings Ltd.	1,187,984	1,397
	Reunert Ltd.	297,234	1,349
	Coronation Fund Managers Ltd.	455,174	1,329
*	Super Group Ltd.	643,584	1,327
	JSE Ltd.	143,375	1,281
	Fortress REIT Ltd. Class B	1,461,343	1,175
	Attacq Ltd.	1,292,981	1,157
	Distell Group Holdings Ltd.	124,373	1,156
^	MAS Real Estate Inc.	799,290	1,124
2	Dis-Chem Pharmacies Ltd.	669,451	1,057
	Tsogo Sun Gaming Ltd.	909,302	891
	Imperial Logistics Ltd.	273,460	867
	Massmart Holdings Ltd.	176,570	629
	Old Mutual Ltd.	389,494	521
*	Brait SE	555,354	458
*	Tsogo Sun Hotels Ltd.	909,302	285
*	Grindrod Shipping Holdings Ltd.	18,079	105
	Curro Holdings Ltd.	65,070	101
	Grindrod Ltd.	156,813	66
	Famous Brands Ltd.	8,741	56
*,§	Tongaat Hulett Ltd.	26,244	24
*	EOH Holdings Ltd.	1,008	1
			604,741
South Korea (3.0%)
	Samsung Electronics Co. Ltd. GDR	213,422	204,530
	Samsung Electronics Co. Ltd.	3,307,247	125,261
	SK Hynix Inc.	921,805	59,009
	Samsung Electronics Co. Ltd. Preference Shares	1,421,239	43,954
	NAVER Corp.	238,797	27,705
	Hyundai Motor Co.	255,975	27,230
*,^	Celltrion Inc.	173,111	24,707
	Hyundai Mobis Co. Ltd.	115,380	23,347
	LG Chem Ltd.	82,211	23,252
	Samsung SDI Co. Ltd.	94,284	19,635
	Shinhan Financial Group Co. Ltd. ADR	520,000	18,886
	POSCO ADR	398,007	18,639
	KB Financial Group Inc. ADR	490,258	17,733
	Kia Motors Corp.	461,236	16,990
	LG Household & Health Care Ltd.	15,296	16,196
	KT&G Corp.	198,559	16,124
	Hana Financial Group Inc.	527,579	15,442
	SK Innovation Co. Ltd.	103,613	14,888
	Samsung Fire & Marine Insurance Co. Ltd.	59,222	13,147
	NCSoft Corp.	30,651	12,455
	Samsung C&T Corp.	149,116	11,494
	SK Holdings Co. Ltd.	59,057	10,981
	Shinhan Financial Group Co. Ltd.	297,745	10,906
	LG Electronics Inc.	192,770	10,556
	Woori Financial Group Inc.	953,932	10,538
	Samsung SDS Co. Ltd.	56,063	9,806
	Kakao Corp.	89,855	9,572
	LG Corp.	159,111	9,491

	KB Financial Group Inc.	225,035	8,223
^	Samsung Electro-Mechanics Co. Ltd.	97,295	7,459
	Woongjin Coway Co. Ltd.	101,640	7,179
	Samsung Life Insurance Co. Ltd.	111,707	7,171
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	75,742	6,877
	Korea Zinc Co. Ltd.	17,793	6,629
	SK Telecom Co. Ltd. ADR	287,222	6,580
	Amorepacific Corp.	54,743	6,432
	S-Oil Corp.	72,403	5,720
*,2	Samsung Biologics Co. Ltd.	23,843	5,605
*	Korea Electric Power Corp. ADR	465,050	5,455
	Industrial Bank of Korea	475,395	5,266
	Hyundai Heavy Industries Holdings Co. Ltd.	18,999	5,209
	Lotte Chemical Corp.	26,640	5,206
	Fila Korea Ltd.	91,685	5,188
*	Korea Electric Power Corp.	220,201	5,184
	Kangwon Land Inc.	186,777	4,846
*	LG Display Co. Ltd.	392,822	4,773
	POSCO	24,749	4,665
	Hyundai Engineering & Construction Co. Ltd.	128,082	4,620
*	Samsung Heavy Industries Co. Ltd.	776,731	4,601
	Hyundai Steel Co.	136,435	4,446
	Mirae Asset Daewoo Co. Ltd.	701,850	4,431
	Daelim Industrial Co. Ltd.	48,770	4,333
	Hyundai Glovis Co. Ltd.	33,150	4,296
	Hyundai Motor Co. 2nd Preference Shares	61,915	4,289
	DB Insurance Co. Ltd.	86,303	4,084
*	Celltrion Healthcare Co. Ltd.	104,588	4,046
	Korea Investment Holdings Co. Ltd.	63,386	3,954
	GS Holdings Corp.	93,277	3,952
*	Helixmith Co. Ltd.	23,390	3,865
*	Samsung Engineering Co. Ltd.	276,021	3,808
	LG Uplus Corp.	345,201	3,780
	E-MART Inc.	35,844	3,674
	Hotel Shilla Co. Ltd.	55,116	3,632
	Korea Aerospace Industries Ltd.	115,657	3,590
	CJ CheilJedang Corp.	14,652	3,520
*,^	SillaJen Inc.	95,139	3,516
	Hankook Tire & Technology Co. Ltd.	133,074	3,469
	Samsung Securities Co. Ltd.	111,056	3,412
	BNK Financial Group Inc.	524,311	3,093
	Hanmi Pharm Co. Ltd.	12,670	3,085
	S-1 Corp.	34,323	3,031
	GS Engineering & Construction Corp.	103,224	2,940
	Yuhan Corp.	15,866	2,890
	Cheil Worldwide Inc.	125,639	2,864
	Hanon Systems	289,104	2,843
	LG Household & Health Care Ltd. Preference Shares	4,105	2,775
	Orion Corp.	38,667	2,629
	Shinsegae Inc.	12,331	2,623
	Hyundai Marine & Fire Insurance Co. Ltd.	109,655	2,586
	CJ ENM Co. Ltd.	17,960	2,502
*,^,2 Netmarble Corp.		32,196	2,455
	AMOREPACIFIC Group	50,402	2,432
	NH Investment & Securities Co. Ltd.	217,319	2,382
	Medy-Tox Inc.	6,720	2,357
	Lotte Shopping Co. Ltd.	20,211	2,311

	Kumho Petrochemical Co. Ltd.	32,323	2,217
	Hanwha Chemical Corp.	140,050	2,192
	Hyundai Motor Co. Preference Shares	33,887	2,097
	OCI Co. Ltd.	32,772	2,069
	KCC Corp.	9,961	2,042
	BGF retail Co. Ltd.	11,654	2,012
*,^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	78,128	1,923
	SK Telecom Co. Ltd.	9,146	1,915
*	Hanwha Aerospace Co. Ltd.	67,156	1,820
	DGB Financial Group Inc.	285,059	1,810
	Korea Gas Corp.	50,039	1,801
	Korean Air Lines Co. Ltd.	83,839	1,800
	CJ Corp.	22,753	1,785
	Samsung Card Co. Ltd.	57,236	1,754
	HDC Hyundai Development Co-Engineering & Construction	55,974	1,754
	Hyundai Department Store Co. Ltd.	27,737	1,730
	LG Chem Ltd. Preference Shares	11,135	1,679
	Lotte Corp.	56,890	1,627
	Hanwha Corp.	80,694	1,615
	Mando Corp.	55,050	1,566
*	CJ Logistics Corp.	12,617	1,457
^	POSCO Chemical Co. Ltd.	35,024	1,428
*,^	HLB Inc.	62,385	1,417
	GS Retail Co. Ltd.	45,028	1,416
	Amorepacific Corp. Preference Shares	21,067	1,381
	Ottogi Corp.	2,520	1,372
	Hyundai Mipo Dockyard Co. Ltd.	37,397	1,344
	Posco International Corp.	82,292	1,296
	LOTTE Fine Chemical Co. Ltd.	29,162	1,192
*,^	Doosan Infracore Co. Ltd.	225,037	1,171
	SKC Co. Ltd.	32,013	1,137
	LS Corp.	28,811	1,070
	Hanwha Life Insurance Co. Ltd.	476,046	1,052
*	Daewoo Engineering & Construction Co. Ltd.	302,532	1,043
	NongShim Co. Ltd.	5,263	1,043
	SK Networks Co. Ltd.	247,553	1,038
	Paradise Co. Ltd.	75,316	1,031
	KEPCO Plant Service & Engineering Co. Ltd.	36,315	975
^	Hyundai Wia Corp.	26,670	970
*	Doosan Heavy Industries & Construction Co. Ltd.	184,979	945
	Hite Jinro Co. Ltd.	51,243	918
	Hanmi Science Co. ltd	22,641	894
*	NHN Corp.	16,358	858
^	Hanssem Co. Ltd.	16,373	836
	Doosan Bobcat Inc.	27,430	829
	Doosan Corp.	9,108	804
	Ssangyong Cement Industrial Co. Ltd.	159,923	759
	Dongsuh Cos. Inc.	49,443	744
	HDC Holdings Co. Ltd.	64,279	674
	Lotte Chilsung Beverage Co. Ltd.	5,470	669
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	4,175	637
	Hyosung TNC Co. Ltd.	4,865	589
	Hyundai Construction Equipment Co. Ltd.	21,090	551
	LG Electronics Inc. Preference Shares	22,942	534
	Hanwha Corp. Preference Shares	37,363	422
^	BGF Co. Ltd.	45,435	237
	CJ CheilJedang Corp. Preference Shares	1,801	181

*	Hyosung Advanced Materials Corp.	1,759	173
*	Helixmith Co. Ltd. Rights Exp. 08/06/2019	1,547	80
*,^	Hyosung Heavy Industries Corp.	2,524	74
	Hyosung Chemical Corp.	535	73
	Hyosung Corp.	282	19
			1,137,798
Spain (1.9%)
	Banco Santander SA	28,738,889	122,666
*	Iberdrola SA	10,928,949	103,687
	Telefonica SA	8,165,627	62,252
	Banco Bilbao Vizcaya Argentaria SA	11,854,052	60,358
	Amadeus IT Group SA	727,345	56,840
	Industria de Diseno Textil SA	1,877,323	56,174
*	Repsol SA	2,494,001	39,557
2	Aena SME SA	125,574	22,764
*	Ferrovial SA	849,558	22,100
	Grifols SA	597,015	19,348
*	ACS Actividades de Construccion y Servicios SA	452,447	18,282
	CaixaBank SA	6,431,433	15,940
	Red Electrica Corp. SA	782,179	14,747
	Endesa SA	572,064	14,135
2	Cellnex Telecom SA	373,617	13,973
	Naturgy Energy Group SA	550,882	13,954
	Grifols SA Preference Shares	465,909	10,682
	Enagas SA	408,112	8,903
	Banco de Sabadell SA	10,032,193	8,762
	Merlin Properties Socimi SA	602,165	8,222
	Bankinter SA	1,232,722	7,996
	Inmobiliaria Colonial Socimi SA	564,541	6,301
	Siemens Gamesa Renewable Energy SA	408,580	5,717
	Mapfre SA	1,873,284	5,157
	Bankia SA	2,191,120	4,344
	Acciona SA	37,762	4,021
	Acerinox SA	335,155	2,800
*	Iberdrola SA (Foreign)	252,129	2,392
	Zardoya Otis SA	331,552	2,273
	Corp Financiera Alba SA	36,876	1,897
*	Fomento de Construcciones y Contratas SA	134,305	1,710
	Grupo Catalana Occidente SA	3,005	107
	Mediaset Espana Comunicacion SA	5,728	34
			738,095
Sweden (1.7%)
	Telefonaktiebolaget LM Ericsson Class B	5,394,982	47,202
	Investor AB Class B	891,014	42,365
	Volvo AB Class B	2,682,732	39,852
	Assa Abloy AB Class B	1,640,774	37,635
	Atlas Copco AB Class A	1,095,065	33,448
	Essity AB Class B	1,080,715	32,101
	Sandvik AB	1,935,081	29,695
	Hennes & Mauritz AB Class B	1,564,889	27,284
	Swedbank AB Class A	1,791,232	24,393
	Skandinaviska Enskilda Banken AB Class A	2,560,478	24,074
	Svenska Handelsbanken AB Class A	2,582,570	23,238
	Hexagon AB Class B	447,353	21,675
	Telia Co. AB	4,687,043	20,851
	Atlas Copco AB Class B	714,305	19,487

Tele2 AB	946,352	13,523
Epiroc AB Class A	1,143,699	12,532
Skanska AB Class B	634,243	11,842
Swedish Match AB	304,872	11,632
SKF AB	690,077	11,319
Boliden AB	489,388	11,098
Kinnevik AB	427,163	10,864
Alfa Laval AB	566,959	10,591
Electrolux AB Class B	436,105	10,077
Lundin Petroleum AB	308,087	9,690
Castellum AB	459,689	9,332
Elekta AB Class B	640,055	9,107
Svenska Cellulosa AB SCA Class B	1,090,781	9,053
Securitas AB Class B	555,442	8,602
Industrivarden AB Class A	377,798	8,403
Nibe Industrier AB Class B	541,978	7,653
Investor AB Class A	150,121	7,125
Epiroc AB Class B	670,694	6,971
Husqvarna AB	735,141	6,510
Industrivarden AB	298,335	6,481
* Fastighets AB Balder Class B	177,414	6,075
Trelleborg AB Class B	437,530	6,025
ICA Gruppen AB	135,220	6,001
* Swedish Orphan Biovitrum AB	308,835	5,961
Saab AB Class B	167,693	5,279
L E Lundbergforetagen AB Class B	142,342	5,271
^ Investment AB Latour Class B	210,464	2,877
Svenska Handelsbanken AB Class B	95,812	908
Skandinaviska Enskilda Banken AB	40,435	383
		654,485
Switzerland (6.1%)
Nestle SA	5,323,363	564,741
Novartis AG	3,900,076	357,633
Roche Holding AG	1,237,791	331,314
Zurich Insurance Group AG	265,940	92,502
Cie Financiere Richemont SA	911,697	78,126
UBS Group AG	6,159,705	68,754
ABB Ltd.	3,207,010	60,539
Credit Suisse Group AG	4,497,219	54,376
Swiss Re AG	543,184	52,600
* Alcon Inc.	814,457	47,165
Lonza Group AG	132,825	45,500
Givaudan SA	16,519	43,934
Sika AG	249,746	36,057
^ LafargeHolcim Ltd. (Swiss Shares)	621,592	30,509
Swiss Life Holding AG	61,938	29,931
Geberit AG	63,606	29,363
Partners Group Holding AG	29,330	23,326
SGS SA	9,279	22,914
Sonova Holding AG	96,450	22,179
Swisscom AG	45,396	22,001
Temenos AG	105,961	18,654
Julius Baer Group Ltd.	386,777	16,528
Schindler Holding AG	71,131	16,398
Swatch Group AG (Bearer)	54,894	15,945
Baloise Holding AG	86,913	15,698
Adecco Group AG	276,737	15,099

Chocoladefabriken Lindt & Spruengli AG Registered Shares	181	14,973
Straumann Holding AG	18,150	14,807
Roche Holding AG (Bearer)	51,862	13,909
Chocoladefabriken Lindt & Spruengli AG	1,874	13,806
Kuehne & Nagel International AG	89,866	13,232
Swiss Prime Site AG	138,962	12,235
Vifor Pharma AG	80,344	11,891
LafargeHolcim Ltd.	230,997	11,313
Logitech International SA	257,141	10,575
PSP Swiss Property AG	72,727	8,720
Schindler Holding AG (Registered)	35,872	8,070
EMS-Chemie Holding AG	12,496	7,810
Helvetia Holding AG	60,444	7,696
Barry Callebaut AG	3,857	7,525
Clariant AG	360,102	6,580
Georg Fischer AG	7,321	6,310
Flughafen Zurich AG	34,492	6,299
Pargesa Holding SA	73,699	5,532
Dufry AG	53,596	4,700
Swatch Group AG (Registered)	74,222	4,047
OC Oerlikon Corp. AG	373,618	3,999
Banque Cantonale Vaudoise	5,295	3,938
Sulzer AG	34,882	3,515
DKSH Holding AG	60,120	3,036
* ams AG	793	41
		2,316,345
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,453,310	232,475
Taiwan Semiconductor Manufacturing Co. Ltd.	15,608,373	128,348
Hon Hai Precision Industry Co. Ltd.	21,635,823	54,236
Formosa Plastics Corp.	8,726,873	28,073
MediaTek Inc.	2,642,700	26,433
Largan Precision Co. Ltd.	185,848	25,123
Nan Ya Plastics Corp.	10,037,615	22,920
Uni-President Enterprises Corp.	8,687,487	22,487
CTBC Financial Holding Co. Ltd.	32,307,939	21,001
Mega Financial Holding Co. Ltd.	19,501,777	20,054
Delta Electronics Inc.	3,934,676	18,993
Formosa Chemicals & Fibre Corp.	6,126,306	18,635
Cathay Financial Holding Co. Ltd.	14,153,057	18,479
Fubon Financial Holding Co. Ltd.	12,972,861	17,934
Chunghwa Telecom Co. Ltd. ADR	510,755	17,493
China Steel Corp.	22,226,234	17,099
E.Sun Financial Holding Co. Ltd.	19,590,390	16,317
First Financial Holding Co. Ltd.	17,120,035	12,854
ASE Technology Holding Co. Ltd.	5,520,449	12,300
* Taiwan Cement Corp.	8,056,744	11,523
Yuanta Financial Holding Co. Ltd.	20,545,916	11,511
Taiwan Cooperative Financial Holding Co. Ltd.	16,301,107	10,968
Hua Nan Financial Holdings Co. Ltd.	15,057,567	10,597
Taiwan Mobile Co. Ltd.	2,815,713	9,912
President Chain Store Corp.	1,015,904	9,770
Catcher Technology Co. Ltd.	1,330,153	9,748
Chailease Holding Co. Ltd.	2,133,130	8,949
Asustek Computer Inc.	1,229,026	8,708
Quanta Computer Inc.	4,511,598	8,292
Formosa Petrochemical Corp.	2,418,580	8,198

Taishin Financial Holding Co. Ltd.	17,448,643	8,166
Hotai Motor Co. Ltd.	560,000	8,060
Chang Hwa Commercial Bank Ltd.	10,747,319	7,511
United Microelectronics Corp. ADR	3,400,171	7,412
China Development Financial Holding Corp.	24,697,318	7,334
SinoPac Financial Holdings Co. Ltd.	18,242,229	7,236
Far Eastern New Century Corp.	7,038,819	6,659
Chunghwa Telecom Co. Ltd.	1,886,207	6,525
Far EasTone Telecommunications Co. Ltd.	2,827,643	6,491
* Yageo Corp.	709,000	5,953
Pou Chen Corp.	4,657,125	5,731
Pegatron Corp.	3,442,038	5,587
Asia Cement Corp.	4,174,519	5,583
Realtek Semiconductor Corp.	839,768	5,577
Shin Kong Financial Holding Co. Ltd.	18,909,399	5,466
Novatek Microelectronics Corp.	1,016,916	5,370
Advantech Co. Ltd.	623,026	5,240
Lite-On Technology Corp.	3,574,767	5,060
Taiwan High Speed Rail Corp.	3,646,000	4,860
Walsin Technology Corp.	871,000	4,846
Eclat Textile Co. Ltd.	358,398	4,690
Feng TAY Enterprise Co. Ltd.	665,610	4,426
Giant Manufacturing Co. Ltd.	565,625	4,317
Cheng Shin Rubber Industry Co. Ltd.	3,221,222	4,165
Compal Electronics Inc.	6,597,510	4,031
Globalwafers Co. Ltd.	379,000	4,021
China Life Insurance Co. Ltd.	4,837,451	3,987
Foxconn Technology Co. Ltd.	1,908,925	3,922
Inventec Corp.	5,131,064	3,816
Wistron Corp.	4,632,445	3,442
Innolux Corp.	14,580,370	3,371
Nanya Technology Corp.	1,431,600	3,350
Vanguard International Semiconductor Corp.	1,588,466	3,207
Taiwan Business Bank	7,314,243	3,138
Acer Inc.	4,905,396	2,963
Synnex Technology International Corp.	2,331,889	2,863
Unimicron Technology Corp.	2,216,975	2,677
^ AU Optronics Corp. ADR	1,025,878	2,626
Walsin Lihwa Corp.	5,253,000	2,519
Teco Electric and Machinery Co. Ltd.	3,124,000	2,488
Chicony Electronics Co. Ltd.	969,337	2,465
Eva Airways Corp.	4,552,445	2,131
United Microelectronics Corp.	4,740,978	2,105
Taiwan Fertilizer Co. Ltd.	1,286,000	1,978
Formosa Taffeta Co. Ltd.	1,730,000	1,958
Evergreen Marine Corp. Taiwan Ltd.	3,786,349	1,742
China Airlines Ltd.	5,536,913	1,696
* HTC Corp.	1,211,570	1,497
Eternal Materials Co. Ltd.	1,694,104	1,424
Feng Hsin Steel Co. Ltd.	770,790	1,413
Far Eastern International Bank	3,492,597	1,400
Epistar Corp.	1,736,000	1,369
AU Optronics Corp.	5,163,000	1,363
Taiwan Secom Co. Ltd.	482,725	1,346
China Motor Corp.	1,566,105	1,285
* OBI Pharma Inc.	258,790	1,247
ASE Technology Holding Co. Ltd. ADR	272,491	1,194

Yulon Motor Co. Ltd.	1,527,898	1,173
Capital Securities Corp.	3,704,587	1,127
Taiwan Glass Industry Corp.	2,787,089	1,080
Transcend Information Inc.	453,455	989
* TPK Holding Co. Ltd.	538,422	952
Oriental Union Chemical Corp.	1,254,191	951
Wan Hai Lines Ltd.	1,268,702	844
U-Ming Marine Transport Corp.	732,000	821
Yulon Nissan Motor Co. Ltd.	39,633	346
Cathay Real Estate Development Co. Ltd.	57,800	40
Ton Yi Industrial Corp.	47,600	19
		1,070,071
Thailand (0.8%)
PTT PCL (Foreign)	25,327,020	38,698
CP ALL PCL (Foreign)	9,425,013	26,439
Airports of Thailand PCL (Foreign)	7,597,590	17,704
Advanced Info Service PCL (Foreign)	2,070,864	14,294
Siam Commercial Bank PCL (Foreign)	3,015,589	13,432
Siam Cement PCL NVDR	952,280	13,376
Bangkok Dusit Medical Services PCL (Foreign)	15,540,501	12,573
Kasikornbank PCL (Foreign)	1,990,983	11,146
PTT Exploration & Production PCL (Foreign)	2,449,900	10,711
Central Pattana PCL NVDR	4,125,094	9,782
Kasikornbank PCL	1,642,637	9,169
Minor International PCL (Foreign)	6,454,623	8,398
Siam Cement PCL (Foreign)	536,113	7,531
^ Krung Thai Bank PCL (Foreign)	11,346,112	7,212
PTT Global Chemical PCL	3,525,527	6,885
Gulf Energy Development PCL	1,565,800	6,411
BTS Group Holdings PCL	14,410,741	5,793
Home Product Center Ord Shs (Foreign)	10,032,189	5,591
Charoen Pokphand Foods PCL (Foreign)	6,164,178	5,541
Siam Commercial Bank PCL	1,230,600	5,481
Intouch Holdings PCL NVDR	2,604,104	5,380
Energy Absolute PCL	2,985,400	5,034
Electricity Generating PCL (Foreign)	460,209	4,910
Bangkok Bank PCL (Foreign)	814,427	4,785
Bangkok Expressway & Metro PCL	13,601,527	4,627
True Corp. PCL	21,188,686	4,413
Digital Telecommunications Infrastructure Fund	7,206,500	4,096
Thai Oil PCL (Foreign)	1,813,883	4,045
Indorama Ventures PCL	3,011,383	3,989
Banpu PCL	8,097,129	3,739
Bumrungrad Hospital PCL (Foreign)	538,342	2,972
Ratchaburi Electricity Generating Holding PCL (Foreign)	1,332,845	2,919
Berli Jucker PCL	1,657,015	2,788
IRPC PCL (Foreign)	17,398,528	2,699
^ TMB Bank PCL	38,286,000	2,348
^ Land & Houses PCL NVDR	6,369,900	2,328
Muangthai Capital PCL	1,183,100	2,312
* Osotspa PCL	1,867,800	2,226
^ Total Access Communication PCL (Foreign)	1,083,023	2,053
^ Land & Houses PCL (Foreign)	4,892,176	1,788
Intouch Holdings PCL - (Foreign)	769,257	1,589
Thai Union Frozen Products PCL (Foreign)	2,371,444	1,453
* Thai Union Group PCL	2,358,705	1,445
Delta Electronics Thailand PCL	811,000	1,394

	Global Power Synergy PCL	494,700	1,069
	Siam City Cement PCL (Foreign)	137,836	1,063
	Bangkok Life Assurance PCL	809,802	683
*	Thai Airways International PCL (Foreign)	1,952,224	651
	Central Pattana PCL (Foreign)	257,900	612
*	PTT PCL	263,200	402
*	Siam Makro PCL (Foreign)	321,600	399
*,^	Total Access Communication NVDR	150,300	285
^	Bumrungrad Hospital NVDR	50,700	280
*	Siam Commercial Bank PCL (Local)	44,400	198
*	Home Product Center PCL	335,600	187
	Airports of Thailand PCL	77,600	181
*	Minor International PCL	116,800	152
*	Bangkok Dusit Medical Services PCL	154,400	125
	Krung Thai Bank NVDR	166,300	106
*	Siam Makro PCL	79,700	99
	Bangkok Life Assurance PCL NVDR	83,800	71
*	Minor International PCL Warrants Exp. 12/31/2021	322,731	58
*	BEC World PCL (Foreign)	28,110	9
			318,129
Turkey (0.2%)
	BIM Birlesik Magazalar AS	908,754	7,628
*	Turkiye Garanti Bankasi AS	3,870,593	6,808
*	Akbank T.A.S.	4,714,398	6,306
	Tupras Turkiye Petrol Rafinerileri AS	221,988	5,567
	KOC Holding AS	1,520,099	5,090
	Turkcell Iletisim Hizmetleri AS	1,946,436	4,536
	Eregli Demir ve Celik Fabrikalari TAS	2,472,220	3,284
*	Turkiye Is Bankasi AS	2,439,860	2,717
	Haci Omer Sabanci Holding AS (Bearer)	1,501,016	2,648
*	Turk Hava Yollari AO	950,758	2,120
	Turkiye Vakiflar Bankasi TAO	1,816,171	1,647
	Aselsan Elektronik Sanayi Ve Ticaret AS	479,135	1,621
	Enka Insaat ve Sanayi AS	1,380,819	1,507
	TAV Havalimanlari Holding AS	287,113	1,290
	Tekfen Holding AS	305,173	1,289
*	Yapi ve Kredi Bankasi AS	2,626,370	1,278
	Anadolu Efes Biracilik Ve Malt Sanayii AS	329,159	1,263
*	Petkim Petrokimya Holding AS	1,751,459	1,227
	Ford Otomotiv Sanayi AS	107,939	1,180
	Turkiye Halk Bankasi AS	1,034,550	1,112
	Turkiye Sise ve Cam Fabrikalari AS	1,043,950	921
*	Arcelik AS	288,045	899
*	Turk Telekomunikasyon AS	888,516	856
	Ulker Biskuvi Sanayi AS	254,228	844
*	Koza Altin Isletmeleri AS	76,947	783
	Soda Sanayii AS	663,302	726
	Tofas Turk Otomobil Fabrikasi AS	204,506	720
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,129,528	682
	Coca-Cola Icecek AS	114,368	680
2	Enerjisa Enerji AS	374,561	406
	Iskenderun Demir ve Celik AS	250,150	312
*	Turkiye Sinai Kalkinma Bankasi AS	49,057	7
*	Migros Ticaret AS	825	3
			67,957

United Arab Emirates (0.3%)
First Abu Dhabi Bank PJSC	7,711,607	33,354
Emirates Telecommunications Group Co. PJSC	3,077,915	14,439
Abu Dhabi Commercial Bank PJSC	4,652,744	11,418
Emaar Properties PJSC	6,413,127	9,609
Aldar Properties PJSC	7,498,460	4,699
DP World plc	296,370	4,553
Dubai Islamic Bank PJSC	3,056,899	4,426
Emaar Malls PJSC	3,410,822	1,968
Abu Dhabi National Oil Co. for Distribution PJSC	2,502,955	1,844
Emaar Development PJSC	1,361,907	1,780
Abu Dhabi Islamic Bank PJSC	1,139,973	1,550
Dana Gas PJSC	5,427,069	1,531
Dubai Investments PJSC	3,530,213	1,312
* Air Arabia PJSC	3,919,683	1,195
* DAMAC Properties Dubai Co. PJSC	2,890,982	797
* Dubai Financial Market PJSC	2,767,106	710
Arabtec Holding PJSC	1,289,351	617
Al Waha Capital PJSC	1,554,265	426
* DXB Entertainments PJSC	4,312,357	263
* Deyaar Development PJSC	2,684,309	249
* Union Properties PJSC	1,906,946	189
		96,929
United Kingdom (11.3%)
HSBC Holdings plc	36,241,688	290,241
Royal Dutch Shell plc Class A	7,991,658	251,702
BP plc	35,670,251	236,021
Royal Dutch Shell plc Class B	6,558,674	207,156
AstraZeneca plc	2,349,395	202,974
GlaxoSmithKline plc	8,759,010	181,145
Diageo plc	4,184,875	174,510
British American Tobacco plc	4,080,524	145,400
Unilever plc	1,951,471	117,405
Rio Tinto plc	1,968,217	111,148
Prudential plc	4,647,492	95,619
BHP Group plc	3,721,692	88,738
Vodafone Group plc	47,996,350	87,353
Reckitt Benckiser Group plc	1,125,288	86,989
Lloyds Banking Group plc	126,272,154	81,684
Compass Group plc	2,828,709	71,568
Glencore plc	20,000,263	64,137
National Grid plc	6,108,454	62,607
Barclays plc	30,697,686	57,461
Experian plc	1,633,232	49,535
Tesco plc	17,328,690	46,938
CRH plc XLON (London Shares)	1,374,391	45,822
London Stock Exchange Group plc	559,674	44,948
RELX plc	1,872,292	44,408
Anglo American plc	1,774,036	43,472
Imperial Brands plc	1,700,483	43,158
Standard Chartered plc	4,832,717	39,772
BAE Systems plc	5,703,412	37,892
Smith & Nephew plc	1,569,651	35,535
RELX plc (London Shares)	1,494,869	35,507
BT Group plc	14,941,748	34,999
Aviva plc	6,965,739	34,199
Legal & General Group plc	10,593,177	33,594

Rolls-Royce Holdings plc	3,030,607	31,677
Ferguson plc	415,569	30,924
WPP plc	2,184,714	25,735
SSE plc	1,847,054	24,624
Informa plc	2,217,444	23,478
Ashtead Group plc	834,408	22,944
3i Group plc	1,700,854	22,919
InterContinental Hotels Group plc	326,801	22,704
Royal Bank of Scotland Group plc	8,090,519	21,315
Burberry Group plc	734,072	20,241
Intertek Group plc	285,306	19,750
Melrose Industries plc	8,602,906	19,416
Associated British Foods plc	625,294	18,378
Segro plc	1,964,480	18,227
Next plc	238,258	17,538
Rentokil Initial plc	3,292,895	17,398
Sage Group plc	1,936,773	16,889
Halma plc	685,183	16,547
Standard Life Aberdeen plc	4,347,614	15,769
Bunzl plc	599,390	15,623
DCC plc	176,031	14,844
Mondi plc	676,233	14,732
Pearson plc	1,389,855	14,718
Spirax-Sarco Engineering plc	133,433	14,550
Barratt Developments plc	1,799,952	14,053
Smiths Group plc	700,302	13,927
Persimmon plc	566,607	13,824
^ Whitbread plc	249,677	13,716
Smurfit Kappa Group plc	427,386	13,550
Johnson Matthey plc	339,922	13,254
Carnival plc	285,616	12,892
Croda International plc	221,915	12,606
RSA Insurance Group plc	1,848,404	12,572
Land Securities Group plc	1,285,173	12,438
Hargreaves Lansdown plc	479,929	12,193
* Ocado Group plc	806,183	12,169
Coca-Cola HBC AG	352,319	12,123
United Utilities Group plc	1,207,438	11,540
Taylor Wimpey plc	5,814,460	11,393
Flutter Entertainment plc	140,233	11,125
St. James's Place plc	927,110	11,063
2 Auto Trader Group plc	1,625,562	10,671
British Land Co. plc	1,725,123	10,650
Micro Focus International plc	502,774	10,590
Kingfisher plc	3,854,290	10,406
Hiscox Ltd.	498,050	10,252
Severn Trent plc	417,497	10,210
Rightmove plc	1,568,936	10,035
Berkeley Group Holdings plc	212,632	10,001
DS Smith plc	2,298,367	9,913
Meggitt plc	1,349,755	9,740
Direct Line Insurance Group plc	2,481,387	9,706
Admiral Group plc	366,364	9,635
* Just Eat plc	1,038,150	9,551
Centrica plc	10,314,313	9,495
Wm Morrison Supermarkets plc	3,929,950	9,280
ITV plc	6,658,530	8,943

Marks & Spencer Group plc	3,531,522	8,876
Weir Group plc	471,609	8,526
* Cobham plc	4,223,548	8,457
Phoenix Group Holdings plc	953,807	8,023
Bellway plc	219,369	7,907
Tate & Lyle plc	836,404	7,660
Evraz plc	969,997	7,598
Travis Perkins plc	458,075	7,584
John Wood Group plc	1,171,792	7,551
GVC Holdings plc	1,039,439	7,446
2 Merlin Entertainments plc	1,308,201	7,156
Howden Joinery Group plc	1,055,704	7,092
Schroders plc	195,271	7,044
Antofagasta plc	619,352	6,988
B&M European Value Retail SA	1,555,845	6,984
J Sainsbury plc	2,886,735	6,888
International Consolidated Airlines Group SA (London Shares)	1,302,537	6,702
Polymetal International plc	552,047	6,648
Investec plc	1,152,964	6,560
Pennon Group plc	735,279	6,409
G4S plc	2,753,939	6,392
Derwent London plc	179,651	6,364
IMI plc	490,735	6,214
2 Quilter plc	3,348,909	5,865
Inchcape plc	760,047	5,758
Cineworld Group plc	1,791,983	5,563
TUI AG (London Shares)	557,139	5,532
Hikma Pharmaceuticals plc	247,370	5,519
AVEVA Group plc	112,555	5,438
JD Sports Fashion plc	674,436	5,319
2 ConvaTec Group plc	2,621,701	4,954
CYBG plc	2,196,423	4,577
^ NMC Health plc	153,036	4,570
Ashmore Group plc	690,934	4,488
Royal Mail plc	1,648,071	4,209
easyJet plc	347,918	4,077
Hammerson plc	1,396,251	3,621
Capital & Counties Properties plc	1,316,205	3,165
Renishaw plc	63,554	2,959
Mediclinic International plc	703,640	2,934
KAZ Minerals plc	383,884	2,657
Babcock International Group plc	443,686	2,557
Fresnillo plc	323,550	2,335
Micro Focus International plc ADR	107,303	2,238
British American Tobacco plc ADR	200	7
		4,293,504
Total Common Stocks (Cost $34,333,189)		37,820,010

Preferred Stocks (0.0%)
*,§,3 CJ Corp - Convert Preference Shares (Cost $—)				3,412	78
		Coupon
Temporary Cash Investments (1.2%)1
Money Market Fund (1.1%)
4,5	Vanguard Market Liquidity Fund	2.386%		4,322,771	432,320

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill	2.349%	8/15/19	4,500	4,497
6	United States Treasury Bill	2.319%	8/22/19	3,000	2,996
6	United States Treasury Bill	2.135%	11/14/19	9,000	8,946
	United States Treasury Bill	2.082%	12/26/19	400	397
					16,836
Total Temporary Cash Investments (Cost $449,113)					449,156
Total Investments (100.3%) (Cost $34,782,302)					38,269,244
Other Assets and Liabilities-Net (-0.3%)5,7					(132,976)
Net Assets (100%)					38,136,268

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $270,245,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.4%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $519,884,000, representing 1.4% of net assets.
3 Perpetual security with no stated maturity date.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $287,439,000 of collateral received for securities on loan.
6 Securities with a value of $12,327,000 have been segregated as initial margin for open futures contracts.
7 Cash of $520,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
							($000)

							Value and
					Number of		Unrealized
					Long (Short)	Notional Appreciation
				Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index				September 2019	1,013	151,053	1,343
Topix Index				September 2019	483	69,526	625
MSCI Emerging Markets Index				September 2019	718	36,819	266
Dow Jones EURO STOXX 50 Index				September 2019	399	15,291	158
FTSE 100 Index				September 2019	101	9,256	222
S&P ASX 200 Index				September 2019	41	4,733	183
							2,797

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation (Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Deutsche
Bank AG	9/18/19	JPY	6,388,189	USD	59,317	—	(373)
JPMorgan
Chase Bank,
N.A.	9/24/19	EUR	12,229	USD	13,839	—	(240)
Bank of
America,
N.A.	9/25/19	EUR	10,068	USD	11,374	—	(177)
RBC Capital
Markets,
LLC	9/18/19	JPY	1,107,364	USD	10,281	—	(64)
Deutsche
Bank AG	9/25/19	GBP	5,838	USD	7,440	—	(320)
Toronto-
Dominion
Bank	9/25/19	EUR	3,604	USD	4,074	—	(66)
JPMorgan
Chase Bank,
N.A.	9/24/19	AUD	4,591	USD	3,162	—	(17)
UBS AG	9/25/19	GBP	1,589	USD	2,025	—	(87)
Barclays
Bank plc	9/24/19	GBP	1,568	USD	1,969	—	(57)
HSBC Bank
USA, N.A.	9/24/19	AUD	2,069	USD	1,425	—	(8)
Toronto-
Dominion
Bank	9/24/19	USD	13,682	EUR	12,229	83	—
						83	(1,409)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.

FTSE All-World ex-US Index Fund

JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern Time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the

FTSE All-World ex-US Index Fund

collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability).

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July
31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	3,499,040	23,224	—
Common Stocks—Other	1,103,655	33,193,132	959
Preferred Stocks	—	—	78
Temporary Cash Investments	432,320	16,836	—
Futures Contracts—Assets[1]	407	—	—
Futures Contracts—Liabilities[1]	(2,746)	—	—
Forward Currency Contracts—Assets	—	83	—
Forward Currency Contracts—Liabilities	—	(1,409)	—
Total	5,032,676	33,231,866	1,037
1 Represents variation margin on the last day of the reporting period.